                         Table of Contents

                                  OVERVIEW
                    LETTER TO SHAREHOLDERS       1
                         ECONOMIC SNAPSHOT       2

                       PERFORMANCE SUMMARY
                         RETURN HIGHLIGHTS       4

                     PORTFOLIO AT A GLANCE
                            CREDIT QUALITY       6
                SIX-MONTH DIVIDEND HISTORY       6
                           TOP FIVE STATES       7
                       TOP FIVE INDUSTRIES       7
          Q&A WITH YOUR PORTFOLIO MANAGERS       8
                         GLOSSARY OF TERMS      12

                            BY THE NUMBERS
                   YOUR FUND'S INVESTMENTS      13
                      FINANCIAL STATEMENTS      53
             NOTES TO FINANCIAL STATEMENTS      59

                          VAN KAMPEN FUNDS
            THE VAN KAMPEN FAMILY OF FUNDS      66
     FUND OFFICERS AND IMPORTANT ADDRESSES      67

It is times like these when money-management experience may make a difference.
              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

 OVERVIEW

LETTER TO SHAREHOLDERS
June 20, 2000

Dear Shareholder,

Whether you have held your fund for years or just joined the Van Kampen family of shareholders in the last few months, you are likely to have questions and even some concerns about how recent market volatility has affected your investment. I encourage you to review the following Q&A in which your portfolio manager provides an update on how your fund is being managed in this environment.

It is times like these when money-management experience may make a difference. Toward that end, you should know that Van Kampen is one of the nation's oldest investment-management firms, with a history of money management dating back to 1926. Our portfolio managers have invested in all types of market conditions--during bull and bear markets, periods of inflation and rising interest rates, and now a technology revolution. We have managed money long enough to understand short-term market volatility and the value of investing for the long term.

                  As we head into the second half of 2000, count on us to continue to draw on the wisdom of our 76 years of experience. Along those lines, Van Kampen's "Generations of Experience" is the theme of a national advertising campaign that kicked off this spring. The message emphasizes our depth of investment-management history, as well as our firm belief that with the right investments, anyone can realize life's true wealth.

Sincerely,


[SIG]
Richard F. Powers, III
President and CEO
Van Kampen Investments

ECONOMIC SNAPSHOT

ECONOMIC GROWTH
ECONOMIC GROWTH CONTINUED TO BE STRONG WITH THE GROSS DOMESTIC PRODUCT (GDP), THE PRIMARY MEASURE OF ECONOMIC GROWTH, INCREASING TO A 5.5 ANNUALIZED PERCENTAGE RATE IN THE FIRST QUARTER OF 2000. THIS WAS THE THIRD CONSECUTIVE QUARTER IN WHICH THE ECONOMY GREW FASTER THAN 5 PERCENT. HIGH LEVELS OF CONSUMER CONFIDENCE, LOW LEVELS OF UNEMPLOYMENT, AND INCREASING PRODUCTIVITY WERE PRIMARY FACTORS UNDERLYING THE HEALTHY ECONOMY.

CONSUMER SPENDING AND EMPLOYMENT
INFLATION FEARS CONTINUED TO MOUNT BECAUSE OF STRONG CONSUMER SPENDING AND THE TIGHT LABOR MARKET. FOR MOST OF THE REPORTING PERIOD, RISING INTEREST RATES DID LITTLE TO REIN IN ROBUST CONSUMER SPENDING. ALTHOUGH RETAIL SALES GROWTH MODERATED IN APRIL AND MAY, THE FACTORS UNDERPINNING CONSUMER ACTIVITY--RISING WAGES AND LOW UNEMPLOYMENT--REMAINED LARGELY UNCHANGED.

IN ADDITION, THE JOBLESS RATE HOVERED NEAR ITS LOWEST LEVEL IN THREE DECADES. THE EMPLOYMENT COST INDEX ACCELERATED SHARPLY IN THE FIRST QUARTER OF 2000, REFLECTING RISING WAGES AS EMPLOYERS VIED TO ATTRACT AND RETAIN SKILLED WORKERS. THESE WAGE PRESSURES, IN TURN, BEGAN TO AFFECT PRICES, AS COMPANIES STARTED TO RAISE THE COST OF GOODS AND SERVICES TO COMPENSATE FOR HIGHER LABOR COSTS.

INTEREST RATES AND INFLATION
STRONG GDP NUMBERS PROMPTED THE FEDERAL RESERVE BOARD TO RAISE INTEREST RATES AND REMAIN ACTIVE IN GUARDING AGAINST INFLATION AND TEMPERING ECONOMIC GROWTH. THE CONSUMER PRICE INDEX (CPI) ALSO ROSE TO HIGHER LEVELS DURING THE REPORTING PERIOD. BOTH GDP AND CPI DATA WARRANTED AN INCREASE OF SHORT-TERM RATES BY 0.25 PERCENT IN NOVEMBER AND FEBRUARY AND BY 0.50 PERCENT IN MAY.

THE PERSONAL CONSUMPTION EXPENDITURES PRICE INDEX, A MEASURE OF INFLATION WATCHED BY FEDERAL RESERVE POLICY MAKERS, ROSE TO 3.1 PERCENT IN THE FIRST QUARTER OF 2000. GIVEN THE FEDERAL RESERVE'S AIM TO ACHIEVE AN ECONOMIC GROWTH RATE BETWEEN 3 AND 4 PERCENT, A RANGE THAT WOULD BE CONSIDERED LESS LIKELY TO PROMPT HIGHER INFLATION, FURTHER INTEREST RATE HIKES MAY BE LIKELY BEFORE THE END OF THE YEAR.

U.S. GROSS DOMESTIC PRODUCT

SEASONALLY ADJUSTED ANNUALIZED RATES
(March 31, 1998 - March 31, 2000)
[BAR GRAPH]

                                                                      U.S. GROSS DOMESTIC PRODUCT
                                                                      ---------------------------
Mar 98                                                                           6.70
Jun 98                                                                           2.10
Sep 98                                                                           3.80
Dec 98                                                                           5.90
Mar 99                                                                           3.70
Jun 99                                                                           1.90
Sep 99                                                                           5.70
Dec 99                                                                           7.30
Mar 00                                                                           5.50

Source: Bureau of Economic Analysis

INTEREST RATES AND INFLATION

(May 31, 1998 - May 31, 2000)

[BAR GRAPH]

                                                                       INTEREST RATES                       INFLATION
                                                                       --------------                       ---------
May 98                                                                      5.50                               1.70
                                                                            5.50                               1.70
                                                                            5.50                               1.70
Aug 98                                                                      5.50                               1.60
                                                                            5.25                               1.50
                                                                            5.00                               1.50
Nov 98                                                                      4.75                               1.50
                                                                            4.75                               1.60
                                                                            4.75                               1.70
Feb 99                                                                      4.75                               1.60
                                                                            4.75                               1.70
                                                                            4.75                               2.30
May 99                                                                      4.75                               2.10
                                                                            5.00                               2.00
                                                                            5.00                               2.10
Aug 99                                                                      5.25                               2.30
                                                                            5.25                               2.60
                                                                            5.25                               2.60
Nov 99                                                                      5.50                               2.60
                                                                            5.50                               2.70
                                                                            5.50                               2.70
Feb 00                                                                      5.75                               3.20
                                                                            6.00                               3.70
                                                                            6.00                               3.00
May 00                                                                      6.50                               3.10

Interest rates are represented by the closing midline federal funds target rate on the last day of each month. Inflation is indicated by the annual percent change of the Consumer Price Index for all urban consumers at the end of each month.

       PERFORMANCE SUMMARY

RETURN HIGHLIGHTS

(as of May 31, 2000)

                                       A SHARES   B SHARES   C SHARES
-------------------------------------------------------------------------
Six-month total return based on
NAV(1)                                    -.76%     -1.15%     -1.06%
-------------------------------------------------------------------------
Six-month total return(2)                -5.51%     -5.00%     -2.03%
-------------------------------------------------------------------------
One-year total return(2)                 -7.61%     -7.36%     -4.63%
-------------------------------------------------------------------------
Five-year average annual total
return(2)                                 4.53%      4.51%      4.75%
-------------------------------------------------------------------------
Ten-year average annual total
return(2)                                 6.36%        N/A        N/A
-------------------------------------------------------------------------
Life-of-Fund average annual total
return(2)                                 6.36%      5.38%(3)    4.74%
-------------------------------------------------------------------------
Commencement date                      01/02/86   07/20/92   12/10/93
-------------------------------------------------------------------------
Distribution rate(4)                      6.07%      5.58%      5.59%
-------------------------------------------------------------------------
Taxable-equivalent distribution
rate(5)                                   9.48%      8.72%      8.73%
-------------------------------------------------------------------------
SEC Yield(6)                              6.29%      5.84%      5.85%
-------------------------------------------------------------------------

N/A = Not Applicable

(1) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge (4.75% for Class A shares) or contingent deferred sales charge ("CDSC"). On purchases of Class A shares of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. Returns for Class B shares are calculated without the effect of the maximum 4% CDSC, charged on certain redemptions made within one year of purchase and declining thereafter to 0% after the fifth year. Returns for Class C shares are calculated without the effect of the maximum 1.00% CDSC, charged on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower.

(2) Standardized total return. Assumes reinvestment of all distributions for the period and includes payment of the maximum sales charge (4.75% for Class A shares) or contingent deferred sales charge ("CDSC"). On purchases of Class A shares of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. Returns for Class B shares are calculated with the effect of the maximum 4% CDSC, charged on certain redemptions made within one year of purchase and declining thereafter to 0% after the fifth year. Returns for Class C shares are calculated with the effect of the maximum 1.00% CDSC, charged on certain redemptions made within one year of purchase.

(3) The total return reflects the conversion of Class B shares into Class A shares six years after the end of the calendar month in which the shares were purchased.

(4) Distribution rate represents the monthly annualized distributions of the Fund at the end of the period and not the earnings of the Fund.

(5) Taxable-equivalent calculations reflect a federal income tax rate of 36%.

(6) SEC Yield is a standardized calculation prescribed by the Securities and Exchange Commission for determining the amount of net income a portfolio should theoretically generate for the 30-day period ending May 31, 2000.

A portion of the interest income may be subject to the federal alternative minimum tax (AMT).

An investment in the Fund is subject to investment risks, and you could lose money on your investment in the Fund. Please review the Risk/Return Summary of the Prospectus for further details on investment risks. Fund shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Investment return and net asset value will fluctuate with market conditions.

               PORTFOLIO AT A GLANCE

CREDIT QUALITY

(as a percentage of long-term investments)

As of May 31, 2000
- AAA/Aaa............   4.0%
- AA/Aa..............   1.6%
- A/A................   2.5%
- BBB/Baa............   5.4%
- BB/Ba..............   4.9%
- B/B................   0.9%
- CCC/Caa............   0.4%
- CC/Ca..............   0.1%
- Non-Rated..........  80.2%

                                     [PIE CHART]
As of November 30, 1999
- AAA/Aaa............   3.6%
- AA/Aa..............   0.9%
- A/A................   2.4%
- BBB/Baa............   4.5%
- BB/Ba..............   4.7%
- B/B................   0.8%
- CCC/Caa............   0.1%
- Non-Rated..........  83.0%

                                     [PIE CHART]

Based upon the highest credit quality ratings as issued by Standard & Poor's or Moody's, respectively.

SIX-MONTH DIVIDEND HISTORY

(for the six months ending May 31, 2000)
[BAR GRAPH]

                                                                               DIVIDENDS
                                                                               ---------
12/99                                                                           0.0560
1/00                                                                            0.0560
2/00                                                                            0.0560
3/00                                                                            0.0560
4/00                                                                            0.0560
5/00                                                                            0.0560

The dividend history represents past performance of the fund's Class A shares and is no guarantee of the fund's future dividends.

TOP FIVE STATES

(as a percentage of long-term investments--May 31, 2000)

Pennsylvania                                                 9.7%
---------------------------------------------------------------------
Florida                                                      8.5%
---------------------------------------------------------------------
Illinois                                                     8.1%
---------------------------------------------------------------------
Massachusetts                                                7.5%
---------------------------------------------------------------------
New York                                                     5.3%
---------------------------------------------------------------------

TOP FIVE INDUSTRIES

(as a percentage of long-term investments)
[BAR GRAPH]

                                                                        MAY 31, 2000                    NOVEMBER 30, 1999
                                                                        ------------                    -----------------
Other Care                                                                  22.2                               23.1
Industrial Revenue                                                          17.1                               17.5
Health Care                                                                 17.0                               17.1
Multi-Family Housing                                                        14.4                               14.6
Tax District                                                                 6.2                                6.3

Q&A WITH YOUR PORTFOLIO MANAGERS

WE RECENTLY SPOKE WITH THE MANAGEMENT TEAM OF THE VAN KAMPEN HIGH YIELD MUNICIPAL FUND ABOUT THE KEY EVENTS AND ECONOMIC FORCES THAT SHAPED THE MARKETS DURING THE PAST SIX MONTHS. THE TEAM IS LED BY WAYNE D. GODLIN, PORTFOLIO MANAGER, WHO HAS MANAGED THE FUND SINCE MARCH 1990 AND HAS WORKED IN THE INVESTMENT INDUSTRY SINCE 1984. THE FOLLOWING DISCUSSION REFLECTS HIS VIEWS ON THE FUND'S PERFORMANCE DURING THE SIX-MONTH PERIOD ENDED MAY 31, 2000.

Q   HOW WOULD YOU DESCRIBE THE
    MARKET ENVIRONMENT IN WHICH
    THE FUND HAS OPERATED DURING
    THE PAST SIX MONTHS?

A   Although the municipal market performed poorly over the past six months, with slightly negative returns, municipals generally performed better than other fixed-income investments. Most corporate bonds, government bonds, and mortgage-backed securities fared worse.

    The reason for the lackluster performance among municipal bonds was three-fold. First, the Federal Reserve Board raised interest rates several times during the reporting period. When long-term interest rates rise, bond prices fall, making it difficult for interest-rate sensitive bond funds to produce attractive returns. Second, the participants in the municipal market were unclear as to which direction interest rates were headed. This uncertainty resulted in a choppy market. Third, credit spreads between higher-quality AAA rated bonds and lower-quality BBB and lower-rated bonds widened due to fears of a slowing economy. When spreads widen, lower-rated bonds, such as those held by the fund, typically underperform higher-quality bonds, such as those that are insured or rated AAA.

Q   HOW DID YOU POSITION THE FUND
    IN THIS ENVIRONMENT?

A   Our approach is very similar in nature to that of many equity mutual funds, which focus on the fundamental value of the underlying companies in which they invest, rather than economic forecasts. We primarily evaluate municipal bonds on an individual basis--regardless of whether credit spreads are tight or wide--and we continue to position the fund for the long term. Our research team of eight analysts, located throughout the country, helps us continue to maintain a highly diversified portfolio by geography and sector, which is an important strategy when investing in high-yield, high-risk municipal bonds. Diversification allows us to help minimize the effects of weakness in a specific municipality or economic sector.

    There was a subtle shift in the makeup of the portfolio during this reporting period. We reduced the fund's exposure to nonrated credits at the beginning of the period by approximately 6 to 7 percent and reallocated the proceeds to higher-yielding, rated bonds with longer durations, without changing the fund's distribution rate.

Q   WHAT PERCENTAGE OF THE FUND'S
    ASSETS ARE INVESTED IN NONRATED
    BONDS, AND WHY?

A   As of May 31, 2000, 80 percent of the fund's long-term investments were invested in nonrated bonds. We believe these bonds continue to provide exceptional value to shareholders, particularly when compared to rated municipal bonds. The difference in yield between Aaa rated bonds and higher-risk Baa rated bonds was only 73 basis points--5.91 percent compared to 6.64 percent as of May 31, 2000. However, by making the jump to nonrated bonds, we have the potential to pick up another 75 to 100 basis points in yield. In addition, we've found over the last 10 years that these bonds have tangible upside potential for three primary reasons.

    First, there are fewer participants in the nonrated municipal market. Most investors, including institutional and mutual fund investors, lack the significant analytical resources and experience necessary to evaluate municipals that haven't been rated. With fewer skilled participants, investors are in a better position to negotiate higher yields from the issuers. Second, the risks associated with non-rated bonds are often greater, which means the issuers must offer potentially higher yields to investors. Third, many of the nonrated municipals purchased by our group have improved in credit quality over long periods of time. Their price has increased in lockstep with their real and perceived credit quality, benefiting the fund's shareholders with capital appreciation in addition to yield. As a result of this strategy, the fund benefited from significant improvements in the credit quality of its holdings, which helped to offset the effects of weakness in the overall municipal bond market.

Q   WHAT OTHER FACTORS CONTRIBUTED
    TO THE FUND'S PERFORMANCE?

A   One factor contributing to the fund's performance was from our investments in life-care projects. Life-care centers typically offer a mix of independent housing, assisted living, and long-term care facilities for elderly people. Life-care facilities, which have private payments as their primary source of revenues, were largely unaffected by cutbacks in Medicare and Medicaid payments. For additional fund portfolio highlights, please refer to page 6.

Q   HOW DID THE FUND PERFORM
    DURING THE PAST SIX MONTHS?

A   Considering the poor market conditions we faced during the period, the fund's performance fared well relative to its benchmark, the Lehman Brothers Municipal Bond Index. For the six months ended May 31, 2000, the fund's total return was -0.76 percent (Class A shares at net asset value; if the maximum sales charge of 4.75 percent were included, the return would have been lower). The fund's net asset value closed the reporting period at $10.54 per Class A share, down from $10.96 at the beginning of the period. As of May 31, 2000, the fund's Class A share tax-exempt distribution rate was 6.07 percent, representing a taxable equivalent distribution rate of 9.48 percent for an investor in the 36 percent federal income tax bracket.

    By comparison, the Lehman Brothers Municipal Bond Index returned 1.02 percent during the same six-month period. This broad-based index of municipal bonds does not reflect any commissions or sales charges that would be paid by an investor purchasing the securities it represents. Such costs would lower the performance of the index. It is not possible to invest directly in an index. Please refer to the footnotes and chart on page 4 for additional fund performance results. Past performance is no guarantee of future results.

Q   HOW DID THE FUND'S PERFORMANCE
    COMPARE TO THAT OF ITS PEERS?

A   As of May 2000, the fund had been rated five stars by Morningstar for 99 consecutive months--the eighth- longest five-star track record of any fund in any Morningstar category.

    We typically have maintained a greater percentage of fund assets in higher-yielding, lower-rated securities than other funds in our peer group, which has historically helped the fund outpace its peer average. As of May 31, 2000, the fund's performance earned an overall rating of five stars from Morningstar in the Municipal Bond Fund Category, which means it was ranked in the top 10 percent of funds within its category. The fund's Class A shares received five stars in each of the 3, 5, and 10-year periods, which were calculated among 1,690, 1,441, and 408 funds in the municipal bond fund category, respectively, as of May 31, 2000.

    Morningstar is an independent rating company, and the five-star composite rating is the highest rating it assigns in its monthly mutual fund reviews. Morningstar ratings are calculated from the fund's 3, 5, and 10-year average annual returns (if applicable) in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. While past performance is no guarantee of future results, Morningstar ratings provide a means to measure a fund's ability to achieve its investment goals. Ten percent of the funds receive five stars, 22.5 percent receive four stars, 35 percent receive three stars, 22.5 percent receive two stars, and 10 percent receive one star.

Q   WHAT IS YOUR OUTLOOK FOR THE
    FUND IN THE NEXT SIX MONTHS?

A   We are optimistic. Investors have been comforted by the Federal Reserve's aggressive stance in fighting inflation, which may bring institutional investors back into the municipal market. In addition, credit spreads are narrowing again, which may indicate that the market is growing confident that the Fed has inflation and economic growth under control. Yields are also back up to a level that might capture the attention of equity investors and yield seekers. Certainly things could change, but we believe the indicators are pointing toward a healthier municipal market ahead.

    We will continue to focus on our strengths: conducting primary market research and finding value in nonrated bonds. Historically, the fund has succeeded over the long run by utilizing this strategy, and we will continue to invest this way because we believe it works. Over time, we believe these strengths should continue to help the fund as it seeks to achieve its investment objective--providing shareholders with as high a level of interest income exempt from federal income tax as is consistent with the investment policies of the fund.

GLOSSARY OF TERMS

A HELPFUL GUIDE TO SOME OF THE COMMON TERMS YOU'RE LIKELY TO SEE IN THIS REPORT AND OTHER FINANCIAL PUBLICATIONS.

BOND: A debt security issued by a government or corporation that pays a bondholder a stated rate of interest and repays the principal at the maturity date.

CLASS A SHARES: A division of mutual fund shares, which are generally divided into three groupings, called Class A, Class B, and Class C shares. The specific features of each are dependent on varying fees and sales charges. In most cases, Class A shares will have no redemption fee (contingent deferred sales charge).

CREDIT RATING: An evaluation of an issuer's credit history and capability of repaying obligations. Standard & Poor's and Moody's Investors Service are two companies that assign bond ratings. Standard & Poor's ratings range from a high of AAA to a low of D, while Moody's ratings range from a high of Aaa to a low of C.

CREDIT SPREAD: Also called quality spread, the difference in yield between higher-quality issues (such as Treasury securities) and lower-quality issues. Normally, lower-quality issues provide higher yields to compensate investors for the additional credit risk.

DURATION: A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest rate movements on its price. Typically, funds with shorter durations perform better in rising rate environments, while funds with longer durations perform better when rates decline.

MATURITY LENGTH: The time it takes for a bond to mature. A bond issued in 1999 and maturing in 2009 is a 10-year bond. For corporate bonds, short-term bonds usually mature in five years or less, intermediate-term bonds mature in five to ten years, and long-term bonds mature after ten years.

MUNICIPAL BOND: A debt security issued by a state, municipality, or other state or local government entity to finance capital expenditures of public projects, such as the construction of highways, public works, or school buildings. Interest on public-purpose municipal bonds is exempt from federal income taxes and, in some states, from state and local income taxes.

YIELD: The annual rate of return on an investment, expressed as a percentage.

                                               BY THE NUMBERS

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE
          MUNICIPAL BONDS  95.6%
          ALABAMA  0.7%
$1,000    Alabama Spl Care Facs Fin Auth Montgomery
          Rev...................................... 6.300%   06/01/24   $      852,650
 5,000    Alabama St Indl Dev Auth Solid Waste Disp
          Rev Pine City Fiber Co................... 6.450    12/01/23        4,685,150
 2,000    Alabama St Space Science Exhibit
          Commission Ctfs Partn.................... 6.875    10/01/24        1,837,720
 4,000    West Jefferson Cnty, AL Amusement & Pub
          Pk Auth First Mtg Visionland Proj........ 6.375    02/01/29        2,645,640
                                                                        --------------
                                                                            10,021,160
                                                                        --------------
          ALASKA  0.7%
 5,000    Alaska St Hsg Fin Corp Genl Mtg Ser A
          (MBIA Insd).............................. 6.000    06/01/49        4,738,700
 3,000    Juneau, AK City & Borough Nonrecourse
          Rev...................................... 6.875    12/01/25        2,713,080
 2,250    Seward, AK Rev AK Sealife Cent Proj...... 7.650    10/01/16        2,246,940
                                                                        --------------
                                                                             9,698,720
                                                                        --------------
          ARIZONA  2.3%
 1,190    Casa Grande, AZ Indl Dev Auth Rfdg....... 8.250    12/01/15        1,169,437
 2,843    Chandler, AZ Indl Dev Auth Rev Chandler
          Fin Cent Proj Ser 1986 (c)............... 7.250    12/01/16        2,354,715
 3,000    Flagstaff, AZ Indl Dev Auth Rev Sr Living
          Cmnty Northern AZ Ser A.................. 6.200    09/01/28        2,478,390
 5,500    Maricopa Cnty, AZ Indl Dev Auth Multi-
          Family Hsg Rev, 144A (a) (e)............. 6.625    07/01/33        4,963,145
 3,000    Maricopa Cnty, AZ Indl Dev Auth Sr Living
          Fac Rev.................................. 7.750    04/01/15        2,955,960
 1,000    Peoria, AZ Indl Dev Auth Rev Sierra Winds
          Life Ser A Rfdg.......................... 6.375    08/15/29          842,190
 1,000    Peoria, AZ Indl Dev Auth Rev Sierra Winds
          Life Ser A Rfdg.......................... 6.500    08/15/31          857,200
 1,000    Phoenix, AZ Indl Dev Auth Arpt Fac Rev
          America West Airls Inc Proj.............. 6.250    06/01/19          909,200
 3,000    Pima Cnty, AZ Indl Dev Auth
          Multi-Family Rev, 144A (e)............... 6.625    10/01/28        2,763,600

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE
          ARIZONA (CONTINUED)
$2,000    Pima Cnty, AZ Indl Dev Auth Rev
          La Posada at Park Cent Ser A............. 7.000%   05/15/27   $    1,880,500
 3,600    Pima Cnty, AZ Indl Dev Auth Sr Living
          Catalina Vlg Rev Ser A................... 6.500    07/01/29        3,025,728
 1,025    Pinal Cnty, AZ Indl Dev Auth Casa Grande
          Regl Med Cent Proj Ser A................. 8.125    12/01/22        1,056,693
   475    Pinal Cnty, AZ Indl Dev Auth Casa Grande
          Regl Med Cent Proj Ser B................. 8.125    12/01/22          489,687
 2,115    Red Hawk Canyon Cmnty Facs
          Dist No 2 AZ Dist Assmt Rev.............. 6.500    12/01/12        1,980,274
 1,035    Scottsdale, AZ Indl Dev Auth Rev First
          Mtg Westminster Vlg Ser A Rfdg........... 8.000    06/01/11        1,077,611
 2,000    Scottsdale, AZ Indl Dev Auth Rev First
          Mtg Westminster Vlg Ser A Rfdg........... 8.250    06/01/15        2,092,140
 1,845    Tucson, AZ Indl Dev Auth Rev Clarion
          Santa Rita Hotel Ser A Rfdg, 144A (e).... 6.375    12/01/16        1,644,781
                                                                        --------------
                                                                            32,541,251
                                                                        --------------
          ARKANSAS  0.3%
 4,065    Jackson Cnty, AR Hlthcare Fac Brd First
          Mtg Hosp Rev Newport Hosp &
          Clinic Inc............................... 7.375    11/01/11        3,882,563
                                                                        --------------

          CALIFORNIA  4.4%
 1,255    Abag Fin Auth For Nonprofit Corps
          CA Ctfs Partn............................ 6.375    11/15/15        1,145,175
 1,455    Abag Fin Auth For Nonprofit Corps
          CA Ctfs Partn............................ 6.375    11/15/28        1,266,577
 1,210    California Edl Fac Auth Rev Pacific
          Graduate Sch of Psych.................... 7.600    11/01/21        1,222,911
 2,315    California Edl Fac Auth Rev Pacific
          Graduate Sch of Psych.................... 8.000    11/01/21        2,401,373
 2,850    Contra Costa Cnty, CA Multi-Family
          Hsg Rev.................................. 6.750    12/01/30        2,610,970
 2,000    Corona, CA Ctfs Partn Vista Hosp Sys Inc
          Ser B.................................... 9.500    07/01/20        1,757,800
 2,500    Corona, CA Ctfs Partn Vista Hosp Sys Inc
          Ser C.................................... 8.375    07/01/11        2,243,575
 1,250    Culver City, CA Redev Fin Auth Rev
          Subordinated Tax Allocation Ser B Rfdg... 6.250    11/01/25        1,207,537
 1,035    Davis, CA Pub Fac Fin Auth Loc Agy Rev... 6.600    09/01/25        1,031,202

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE

          CALIFORNIA (CONTINUED)
$1,500    Folsom, CA Spl Tax Cmnty Fac Dist No 7
          Rfdg..................................... 7.250%   09/01/21   $    1,559,550
 1,000    Fontana, CA Spl Tax Cmnty Facs Dist 11
          Ser A Rfdg............................... 6.500    09/01/28          946,280
 2,000    Fontana, CA Spl Tax Cmnty Facs Dist 11
          Ser B.................................... 6.500    09/01/28        1,892,560
 2,585    Fresno, CA Ctfs Partn.................... 8.500    05/01/16        2,661,206
   840    Healdsburg, CA Ctfs Partn Nuestro Hosp
          Inc...................................... 6.250    11/01/08          771,834
 2,500    Healdsburg, CA Ctfs Partn Nuestro Hosp
          Inc...................................... 6.375    11/01/28        2,082,725
   975    Indio, CA Pub Fin Auth Rev Tax
          Increment................................ 6.500    08/15/27          958,396
 2,000    Lake Elsinore, CA Pub Fin Auth Loc Agy
          Rev Ser F................................ 7.100    09/01/20        2,052,540
 1,500    Los Angeles, CA Cmnty Fac Dist Spl Tax No
          3 Cascades Business Pk................... 6.400    09/01/22        1,454,025
 1,000    Los Angeles, CA Regl Arpts Impt Corp
          Lease Rev................................ 6.350    11/01/25          922,110
 4,500    Millbrae, CA Residential Fac Rev Magnolia
          of Millbrae Proj Ser A................... 7.375    09/01/27        4,323,645
 1,000    Moreno Vly, CA Spl Tax Towngate Cmnty Fac
          Dist 87-1................................ 7.125    10/01/23        1,023,890
 2,000    Perris, CA Pub Fin Auth Loc Agy Rev Ser
          D........................................ 7.875    09/01/25        2,108,060
 1,500    Rancho Cucamonga, CA Cmnty Fac Dist Spl
          Tax No 88-2.............................. 8.250    09/01/19        1,681,725
 2,965    Reedley, CA Ctfs Partn................... 7.500    10/01/26        2,956,105
 3,105    Richmond, CA Redev Agy Multi-Family Rev
          Ser A.................................... 7.500    09/01/23        3,124,406
 2,000    Sacramento, CA City Fin Auth Rev Sr
          Convention Ctr Hotel Ser A............... 6.250    01/01/30        1,815,860
 1,945    Sacramento, CA Spl Tax Cmnty Fac Dist No
          97-1 Ser A............................... 6.700    09/01/17        1,972,658
 2,000    Sacramento, CA Spl Tax Cmnty Fac Dist No
          97-1 Ser A............................... 6.750    09/01/27        2,011,660
 2,500    San Bernardino, CA Assoc Cmntys Fin Auth
          Hlthcare Ctfs Partn...................... 6.900    05/01/27        2,047,950
 3,120    San Jose, CA Multi-Family Hsg Rev Helzer
          Courts Apts Ser A, 144A (e).............. 6.400    12/01/41        2,814,240

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE

          CALIFORNIA (CONTINUED)
$1,900    San Luis Obispo, CA Ctfs Partn Vista Hosp
          Sys Inc.................................. 8.375%   07/01/29   $    1,620,890
 1,995    Simi Valley, CA Cmnty Dev Agy Coml
          Sycamore Plaza II Rfdg................... 6.000    09/01/12        2,001,863
 2,000    Vallejo, CA Ctfs Partn Touro Univ........ 7.250    06/01/16        1,962,060
 2,000    Ventura, CA Port Dist Ctfs Partn......... 6.375    08/01/28        1,885,440
                                                                        --------------
                                                                            63,538,798
                                                                        --------------
          COLORADO  3.1%
 2,000    Arvada, CO Multi-Family Rev Hsg Arvada
          Nightingale Proj Rfdg.................... 6.250    12/01/18        1,834,100
 1,060    Berry Creek Metro Dist CO Rfdg........... 7.300    12/01/12        1,088,662
 1,000    Colorado Hlth Fac Auth Rev Baptist Home
          Assn Ser A............................... 6.250    08/15/13          914,600
 2,250    Colorado Hlth Fac Auth Rev Baptist Home
          Assn Ser A............................... 6.375    08/15/24        1,932,323
 1,500    Colorado Hlth Fac Auth Rev Christian
          Living Campus Proj....................... 9.000    01/01/25        1,629,645
 2,000    Colorado Hlth Fac Auth Rev Shalom Pk Proj
          Rfdg..................................... 7.250    12/15/25        1,971,340
 1,225    Colorado Hlth Fac Auth Rev Sr Living Fac
          Eaton Terrace Ser A...................... 6.800    07/01/09        1,163,358
 3,250    Colorado Hlth Fac Auth Rev Sr Living Fac
          Eaton Terrace Ser A...................... 7.250    07/01/22        2,975,440
 1,100    Colorado Hlth Facs Auth Hlth &
          Residential Care Facs Rev................ 6.000    07/01/29          886,710
   750    Colorado Hlth Facs Auth Rev Ser A Rfdg... 5.875    07/01/28          594,908
 2,000    Colorado Hsg Fin Auth Single Family Pgm
          Sr B 2................................... 6.800    04/01/30        2,090,860
 1,250    Cordillera Metro Dist, CO Eagle Cnty
          (Prerefunded @ 12/01/04)................. 8.250    12/01/13        1,417,863
 3,000    Cottonwood Wtr & Sanitation Dist CO Ser A
          Rfdg..................................... 7.750    12/01/20        3,042,750
 1,055    Denver, CO City & Cnty Indl Dev Rev
          Jewish Cmnty Cent Proj................... 7.375    03/01/09        1,094,974
 1,130    Denver, CO City & Cnty Indl Dev Rev
          Jewish Cmnty Cent Proj................... 7.500    03/01/14        1,165,335
   815    Denver, CO City & Cnty Indl Dev Rev
          Jewish Cmnty Cent Proj................... 7.875    03/01/19          848,928

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE
          COLORADO (CONTINUED)
$1,770    Denver, CO Urban Renewal Auth Tax
          Increment Rev South Bdwy/ Montgomery
          Ward..................................... 8.500%   05/01/16   $    1,887,032
 2,000    Eagle Cnty, CO Air Term Corp Rev Arpt
          Term Proj................................ 7.500    05/01/21        2,001,940
 1,900    Eagle Riverview Affordable Hsg Corp, CO
          Multi-Family Rev......................... 6.300    07/01/29        1,726,834
 1,735    Eaglebend, CO Affordable Hsg Corp Multi-
          Family Rev Hsg Proj...................... 6.400    07/01/17        1,646,931
 1,500    Eaglebend, CO Affordable Hsg Corp Multi-
          Family Rev Hsg Proj...................... 6.450    07/01/21        1,415,955
 3,990    Lafayette, CO Indl Dev Rev Rocky Medium
          Term Note Instr Proj Ser A............... 7.000    10/01/18        3,602,332
   500    Lafayette, CO Indl Dev Rev Rocky Medium
          Term Note Instr Proj Ser B............... 6.125    10/01/08          470,805
 4,120    Northern Metro Dist, CO Adams Cnty Rfdg,
          144A (e)................................. 6.500    12/01/16        3,998,542
   140    Skyland Metro Dist, CO Gunnison Cnty Rfdg
          (Var Rate Cpn)........................... 8.250    12/01/08           98,840
   750    Snowmass Vlg, CO Multi-Family Hsg Rev Ser
          A Rfdg................................... 8.000    09/01/14          769,620
 2,000    Telluride, CO Hsg Auth Hsg Rev Shandoka
          Apts Proj Rfdg........................... 7.875    06/01/17        2,047,160
                                                                        --------------
                                                                            44,317,787
                                                                        --------------
          CONNECTICUT  1.4%
 2,110    Connecticut St Dev Auth First Mtg Gross
          Rev Hlthcare Proj CT Baptist Homes Inc
          Proj..................................... 8.750    09/01/12        2,284,750
 1,500    Connecticut St Dev Auth First Mtg Gross
          Rev Hlthcare Proj CT Baptist Homes Inc
          Proj..................................... 9.000    09/01/22        1,646,925
 1,325    Connecticut St Dev Auth Hlthcare Rev
          Indpt Living Proj Ser B (Prerefunded @
          07/01/03)................................ 8.000    07/01/17        1,450,186
 1,500    Connecticut St Dev Auth Indl Afco Cargo
          Bdl LLC Proj............................. 8.000    04/01/30        1,494,675
 3,315    Connecticut St Dev Auth Indl Dev Rev
          Watson Foods Co Inc Proj................. 5.900    06/01/28        2,837,706
   500    Connecticut St Dev Auth Mystic Marinelife
          Aquar Proj Ser A......................... 7.000    12/01/27          486,875
 2,500    Connecticut St Hlth & Edl Fac Auth Rev
          Tolland Cnty Hlthcare Inc Ser A
          (Prerefunded @ 07/01/01)................. 9.200    07/01/21        2,682,875

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE
          CONNECTICUT (CONTINUED)
$1,100    Connecticut St Hlth & Edl Fac Auth Rev
          Tolland Cnty Hlthcare Inc Ser A.......... 6.875%   07/01/27   $    1,051,281
   300    Connecticut St Hlth & Edl Facs Auth
          Rev...................................... 6.875    07/01/17          291,912
 1,800    Greenwich, CT Hsg Auth Multi-Family Rev
          Hsg Greenwich Close Ser A................ 6.350    09/01/27        1,654,164
 1,690    Greenwich, CT Hsg Auth Multi-Family Rev
          Hsg Greenwich Close Ser B................ 7.500    09/01/27        1,566,732
 1,400    Manchester, CT Redev Agy Multi-Family Mtg
          Rev Bennet Hsg Dev Rfdg.................. 7.200    12/01/18        1,411,970
 1,920    New Haven, CT Indl Fac Rev Adj Govt Cent
          Thermal Energies......................... 7.250    07/01/09        1,908,883
                                                                        --------------
                                                                            20,768,934
                                                                        --------------
          DELAWARE  0.6%
 2,040    Delaware St Econ Dev Auth Indl Dev Rev
          First Mtg Dover Hlthcare Rfdg............ 7.875    04/01/08        2,082,595
   930    Delaware St Econ Dev Auth Rev Osteopathic
          Hosp Assn of DE Ser A (Prerefunded @
          07/01/04)................................ 9.500    01/01/22        1,079,525
 2,055    Sussex Cnty, DE Assisted Living Fac Rev
          Heritage At Milford Proj................. 7.250    07/01/29        1,862,714
 3,455    Wilmington, DE Multi-Family Rent Rev Hsg
          Electra Arms Sr Assoc Proj............... 6.250    06/01/28        3,047,068
                                                                        --------------
                                                                             8,071,902
                                                                        --------------
          DISTRICT OF COLUMBIA  0.3%
 1,545    District of Columbia Rev Methodist Home
          Issue.................................... 6.000    01/01/29        1,246,861
 3,500    District of Columbia Rev Natl Pub Radio
          Ser A.................................... 7.700    01/01/23        3,588,165
                                                                        --------------
                                                                             4,835,026
                                                                        --------------
          FLORIDA  8.1%
   965    Arbor Greene Cmnty Dev Dist FL Spl Assmt
          Rev...................................... 6.300    05/01/19          886,652
 1,500    Bay Cnty, FL Hosp Sys Rev Bay Med Cent
          Proj Rfdg (Prerefunded @ 10/01/04)....... 8.000    10/01/12        1,654,230
   500    Bay Cnty, FL Hosp Sys Rev Bay Med Cent
          Proj Rfdg (Prerefunded @ 10/01/04)....... 8.000    10/01/19          563,415
 1,730    Bayside Impt Cmnty Dev Dist, FL Ser A.... 6.300    05/01/18        1,585,061
 1,270    Bobcat Trail Cmnty, FL Dev Dist Cap Impt
          Rev Ser A................................ 7.500    05/01/19        1,291,946

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE
          FLORIDA (CONTINUED)
$  935    Bobcat Trail Cmnty, FL Dev Dist Cap Impt
          Rev Ser B................................ 6.750%   05/01/04   $      926,566
 3,335    Boca Raton, FL Hsg Auth Mtg Hsg Rev First
          Lien Banyan Place Sr Living Ser A........ 7.150    04/01/31        2,968,617
   910    Boca Raton, FL Hsg Auth Mtg Hsg Rev
          Second Lien Banyan Place Sr Living Ser
          B........................................ 8.700    10/01/32          869,332
   140    Charlotte Cnty, FL Indl Dev Auth Rev
          Beverly Enterprises Rfdg................. 10.000   06/01/11          147,444
 1,090    Collier Cnty, FL Indl Dev Auth Retirement
          Rental Hsg Rev Rfdg...................... 10.750   03/01/03        1,147,214
 4,205    Fishhawk Cmnty, FL Dev Dist Spl Assmt
          Rev (a).................................. 7.625    05/01/18        4,330,183
 4,000    Florida Hsg Fin Corp Rev Hsg Beacon Hill
          Apts Ser C............................... 6.610    07/01/38        3,723,280
 4,000    Florida Hsg Fin Corp Rev Hsg Cypress
          Trace Apts Ser G......................... 6.600    07/01/38        3,739,320
 4,000    Florida Hsg Fin Corp Rev Hsg Westbrook
          Apts Ser U1.............................. 6.450    01/01/39        3,638,920
 5,000    Florida Hsg Fin Corp Rev Hsg Westchase
          Apts Ser B (a)........................... 6.610    07/01/38        4,680,200
   795    Fort Walton Beach, FL Indl Dev Rev First
          Mtg Fort Walton Beach Venture Proj....... 10.500   12/01/16          813,659
   980    Heritage Harbor Cmnty Dev Dist FL Rev
          Recntl................................... 7.750    05/01/19          933,822
 1,000    Heritage Harbor Cmnty Dev Dist FL Rev Spl
          Assmt Ser A.............................. 6.700    05/01/19          950,170
   960    Hernando Cnty, FL Indl Dev Rev Beverly
          Enterprises Rfdg......................... 10.000   09/01/11        1,017,149
 3,000    Hialeah Gardens, FL Indl Dev Rev
          Waterford Convalescent Ser A Rfdg........ 8.250    12/01/14        3,123,960
 1,500    Hillsborough Cnty, FL Hsg Fin Auth Multi-
          Family Rev Clipper Cove Apts Proj Ser
          A........................................ 7.375    07/01/40        1,474,950
 1,500    Homestead, FL Indl Dev Rev Brookwood
          Gardens Cent Proj Ser A Rfdg............. 8.250    12/01/14        1,561,980
 1,225    Lake Bernadette, FL Cmnty Dev Dist Spl
          Assmt Rev Ser A.......................... 8.000    05/01/17        1,270,533
 2,325    Lake Saint Charles, FL Cmnty Dev Dist Spl
          Assmt Rev................................ 7.875    05/01/17        2,368,036

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE
          FLORIDA (CONTINUED)
$2,350    Largo, FL Sun Coast Hlth Sys Rev Hosp
          Rfdg..................................... 6.300%   03/01/20   $    1,893,113
   680    Lee Cnty, FL Indl Dev Auth Econ Rev
          Encore Nursing Cent Partn Rfdg........... 8.125    12/01/07          704,052
 5,000    Leon Cnty, FL Edl Facs Auth Rev Southgate
          Residence Hall Ser A Rfdg................ 6.750    09/01/28        4,732,000
 4,055    Mount Dora, FL Hlth Fac Auth Hlth Rev.... 7.125    08/15/21        3,885,866
   975    North Springs, FL Impt Dist Spl Assmt
          Rev...................................... 7.000    05/01/19          970,369
 2,590    Northern Palm Beach Cnty, FL Impt Dist
          Wtr Ctl & Impt Unit Dev 16 Rfdg.......... 7.500    08/01/24        2,537,319
   400    Orange Cnty, FL Hlth Fac Auth Rev First
          Mtg Orlando Lutheran Twr Rfdg............ 8.125    07/01/06          409,548
 2,035    Orange Cnty, FL Hlth Fac Auth Rev First
          Mtg Orlando Lutheran Twr Rfdg............ 8.400    07/01/14        2,163,510
 1,325    Orange Cnty, FL Hlth Fac Auth Rev First
          Mtg Orlando Lutheran Twr Rfdg............ 8.625    07/01/20        1,428,774
 1,250    Orange Cnty, FL Hlth Fac Auth Rev First
          Mtg Orlando Lutheran Twr Rfdg............ 8.750    07/01/26        1,342,225
 1,000    Orange Cnty, FL Hlth Fac Auth Rev
          Westminster Community Care............... 6.500    04/01/12          934,940
 2,000    Orange Cnty, FL Hlth Fac Auth Rev
          Westminster Community Care............... 6.600    04/01/24        1,762,180
 4,000    Orange Cnty, FL Hlth Facs Auth Rev Hosp
          Regl Hlthcare Sys Ser E.................. 6.000    10/01/26        3,756,160
 2,345    Orange Cnty, FL Hsg Fin Auth Hsg Alhambra
          Trace Apts Proj Ser C.................... 7.375    04/01/28        2,391,407
 2,400    Orange Cnty, FL Hsg Fin Auth Multi-Family
          Rev Mtg Hands Inc Proj Ser A............. 7.875    10/01/15        2,512,920
 2,535    Orange Cnty, FL Hsg Fin Auth Multi-Family
          Rev Mtg Hands Inc Proj Ser A............. 8.000    10/01/25        2,664,767
   395    Orange Cnty, FL Indl Dev Auth Rev Beverly
          Enterprises Proj Rfdg.................... 9.250    08/01/10          414,272
 2,900    Overoaks, FL Cmnty Dev Dist Cap Impt
          Rev...................................... 8.250    05/01/17        3,081,946
 3,000    Pinellas Cnty, FL Edl Fac Auth Rev
          College Harbor Proj Ser A................ 8.250    12/01/21        3,011,130
   500    Pinellas Cnty, FL Edl Facs Auth Rev
          College Harbor Proj Ser A................ 8.500    12/01/28          508,365
   975    Piney Z Cmnty Dev Dist FL Cap Impt Rev
          Ser A.................................... 7.250    05/01/19          958,688

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE
          FLORIDA (CONTINUED)
$1,150    Piney Z Cmnty Dev Dist FL Cap Impt Rev
          Ser B.................................... 6.500%   05/01/02   $    1,137,442
   750    Plantation, FL Hlth Fac Auth Rev Covenant
          Retirement Cmnty Inc (Prerefunded @
          12/01/02)................................ 7.750    12/01/22          808,132
 2,000    Poinciana Cmnty Dev Dist FL Ser A........ 7.125    05/01/31        1,946,360
   245    Santa Rosa Cnty, FL Indl Dev Auth Rev
          First Mtg Sandy Ridge Care Cent.......... 10.500   04/01/16          247,452
 1,500    Sarasota Cnty, FL Hlth Fac Auth Hlth Fac
          Sunnyside Pptys.......................... 6.700    07/01/25        1,319,355
 1,000    Sarasota Cnty, FL Hlth Fac Auth Rev
          Hlthcare Jewish Hsg Council.............. 7.375    07/01/16          928,590
 1,000    Sarasota Cnty, FL Hlth Fac Auth Rev
          Hlthcare Manatee Jewish Rfdg............. 7.000    07/01/16          924,720
 1,000    St John's Cnty, FL Indl Dev Auth Hlthcare
          Rev Bayview Proj Ser A................... 7.100    10/01/16          964,820
 2,000    St John's Cnty, FL Indl Dev Auth Hlthcare
          Rev Bayview Proj Ser A................... 7.100    10/01/26        1,913,900
 2,230    Tamarac, FL Indl Dev Rev Sun Belt
          Precision Prods Inc...................... 6.500    08/01/17        2,067,366
 1,600    Tampa Palms, FL Open Space & Trans Cmnty
          Dev Dist Rev Cap Impt Area 7 Proj........ 8.500    05/01/17        1,699,904
 2,100    Tampa Palms, FL Open Space & Trans Cmnty
          Dev Dist Rev Cap Impt Area 7 Proj........ 7.500    05/01/18        2,145,675
 3,000    Tampa, FL Hosp Rev Cap Impt H Lee Moffitt
          Ser A.................................... 5.750    07/01/29        2,680,740
 3,000    University Square Cmnty Dev Dist FL Cap
          Impt Rev................................. 6.750    05/01/20        2,890,260
   710    Volusia Cnty, FL Indl Dev Auth Bishops
          Glen Proj Rfdg........................... 7.125    11/01/06          757,208
 2,000    Volusia Cnty, FL Indl Dev Auth Bishops
          Glen Proj Rfdg........................... 7.625    11/01/26        2,267,500
 1,630    Westchase East Cmnty, FL Dev Dist Cap
          Impt Rev................................. 7.500    05/01/17        1,663,611
 1,960    Westchase East Cmnty, FL Dev Dist Cap
          Impt Rev................................. 7.300    05/01/18        1,992,163
                                                                        --------------
                                                                           116,085,388
                                                                        --------------

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE
          GEORGIA  2.1%
$  850    Americus Sumter Cnty, GA Hosp Auth Rev
          South GA Methodist Ser A Rfdg............ 6.250%   05/15/19   $      725,492
 1,000    Americus Sumter Cnty, GA Hosp Auth Rev
          South GA Methodist Ser A Rfdg............ 6.375    05/15/29          841,160
 1,640    Athens Clarke Cnty, GA Residential Care
          Fac for the Elderly Auth Rev............. 6.350    10/01/17        1,447,661
 1,720    Athens Clarke Cnty, GA Residential Care
          Fac for the Elderly Auth Rev............. 6.375    10/01/27        1,472,526
 2,976    Atlanta, GA Urban Residential Fin Auth
          Multi-Family Mtg Rev Hsg Peachtree Apts
          Proj Ser A............................... 8.500    04/01/26        3,161,363
 3,000    Atlanta, GA Urban Residential Fin Auth
          Multi-Family Mtg Rev Hsg Peachtree Apts
          Proj Ser C (g)........................... 2.400    04/01/26          442,500
 3,300    Atlanta, GA Urban Residential Fin Auth
          Multi-Family Rev Proj Ser A.............. 6.750    07/01/30        3,061,047
   375    Coweta Cnty, GA Residential Care Fac For
          The Elderly Auth Rev First Lien Wesley
          Woods Ser A.............................. 7.625    10/01/06          385,905
 1,500    Coweta Cnty, GA Residential Care Fac For
          The Elderly Auth Rev First Lien Wesley
          Woods Ser A.............................. 8.200    10/01/16        1,587,735
 1,500    Coweta Cnty, GA Residential Care Fac For
          The Elderly Auth Rev First Lien Wesley
          Woods Ser A.............................. 8.250    10/01/26        1,592,355
   500    Forsyth Cnty, GA Hosp Auth Rev GA Baptist
          Hlthcare Sys Proj........................ 6.000    10/01/08          457,555
 1,500    Forsyth Cnty, GA Hosp Auth Rev GA Baptist
          Hlthcare Sys Proj........................ 6.250    10/01/18        1,284,105
 1,500    Forsyth Cnty, GA Hosp Auth Rev GA Baptist
          Hlthcare Sys Proj........................ 6.375    10/01/28        1,255,635
 3,000    Fulton Cnty, GA Dev Auth Spec Fac Rev
          Delta Airls Inc Proj..................... 5.450    05/01/23        2,484,630
 1,520    Fulton Cnty, GA Hsg Auth Multi-Family Hsg
          Rev...................................... 6.375    02/01/08        1,458,546
 4,000    Fulton Cnty, GA Hsg Auth Multi-Family Hsg
          Rev...................................... 6.500    02/01/28        3,687,920
 1,175    Fulton Cnty, GA Residential Care Fac
          Elderly Auth Rev......................... 6.900    07/01/19        1,049,487
 1,810    Fulton Cnty, GA Residential Care Sr Lien
          RHA Asstd Living Ser A................... 7.000    07/01/29        1,575,858

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE
          GEORGIA (CONTINUED)
$  300    Richmond Cnty, GA Dev Auth Nursing Home
          Rev Beverly Enterprises GA
          Proj Rfdg................................ 8.750%   06/01/11   $      315,729
 2,500    Rockdale Cnty, GA Dev Auth Solid Waste
          Disp Visy Paper Inc Proj................. 7.500    01/01/26        2,538,325
                                                                        --------------
                                                                            30,825,534
                                                                        --------------
          HAWAII  0.4%
   805    Hawaii Cnty, HI Impt Dist No 17 Spl Assmt
          Kaloko Subdivision....................... 9.500    08/01/11          804,911
 3,205    Hawaii St Dept Trans Spl Fac Continental
          Airls Inc................................ 5.625    11/15/27        2,531,309
 2,470    Hawaii St Hsg Fin & Dev Corp Single
          Family Mtg Rev Ser A (FNMA
          Collateralized).......................... 5.350    07/01/18        2,245,477
                                                                        --------------
                                                                             5,581,697
                                                                        --------------
          IDAHO  0.1%
 2,000    Idaho Hlth Facs Auth Rev Vly Vista Care
          Ser A Rfdg (a)........................... 7.875    11/15/29        1,891,120
                                                                        --------------

          ILLINOIS  7.7%
 1,475    Bedford Park, IL Tax Increment Rev 71st &
          Cicero Proj Rfdg......................... 7.375    01/01/12        1,505,857
   895    Bedford Park, IL Tax Increment Rev Sr
          Lien Bedford City Sq Proj................ 9.250    02/01/12          957,462
 2,720    Broadview, IL Tax Increment Rev Sr Lien
          (Prerefunded @ 07/01/04)................. 8.250    07/01/13        2,988,165
   250    Carol Stream, IL First Mtg Rev Windsor
          Park Manor Proj Rfdg..................... 7.000    12/01/13          241,760
 2,000    Carol Stream, IL First Mtg Rev Windsor
          Park Manor Proj Rfdg..................... 7.200    12/01/14        1,961,320
   415    Cary, IL Spl Tax Svc Area No 1 Cambridge
          Ser A.................................... 7.500    03/01/10          416,208
 1,185    Cary, IL Spl Tax Svc Area No 1 Cambridge
          Ser A.................................... 7.625    03/01/30        1,173,790
 1,150    Chicago, IL Neighborhoods Alive 21 Pgm
          Ser A (FGIC Insd)........................ 6.000    01/01/28        1,132,405
 1,000    Chicago, IL O'Hare Intl Arpt Spl Fac Rev
          American Airls Inc Proj Ser A............ 8.200    12/01/24        1,080,010
   540    Chicago, IL O'Hare Intl Arpt Spl Fac Rev
          American Airls Inc Proj Ser A............ 7.875    11/01/25          552,782
 3,500    Chicago, IL O'Hare Intl Arpt Spl Fac Rev
          United Airls Inc......................... 8.500    05/01/18        3,574,620

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE

          ILLINOIS (CONTINUED)
$2,000    Chicago, IL O'Hare Intl Arpt Spl Fac Rev
          United Airls Proj Ser A.................. 5.350%   09/01/16   $    1,672,220
 1,440    Chicago, IL Tax Increment................ 7.250    01/01/14        1,458,734
 3,000    Chicago, IL Wtr Rev Rfdg (FGIC Insd)..... 5.250    11/01/27        2,625,270
 3,000    Clay Cnty, IL Hosp Rev................... 5.900    12/01/28        2,395,950
 3,000    Crestwood, IL Tax Increment Rev Rfdg..... 7.250    12/01/08        3,074,400
 2,500    Godfrey, IL Rev United Methodist Vlg
          Ser A.................................... 5.875    11/15/29        1,955,925
   500    Hodgkins, IL Tax Increment Ser A Rfdg.... 9.500    12/01/09          542,485
 4,000    Hodgkins, IL Tax Increment Ser A
          Rfdg (a)................................. 7.625    12/01/13        4,178,760
 3,000    Hoopeston, IL Hosp Cap Impt Rev Hoopeston
          Cmnty Mem Hosp Rfdg...................... 6.550    11/15/29        2,611,050
 3,500    Huntley, IL Increment Alloc Rev Huntley
          Redev Proj Ser A......................... 8.500    12/01/15        3,828,195
 3,000    Huntley, IL Spl Svc Area No 10 Ser A..... 6.500    03/01/29        2,726,610
 2,450    Huntley, IL Spl Svc Area No 6............ 6.750    02/01/25        2,283,914
 1,000    Huntley, IL Spl Svc Area No 7............ 6.300    03/01/28          883,970
   500    Illinois Dev Fin Auth Econ Dev Rev Latin
          School of Chicago Proj................... 5.650    08/01/28          431,920
 2,470    Illinois Dev Fin Auth Hlth Fac Rev Cmnty
          Living Options........................... 7.125    03/01/10        2,484,030
   625    Illinois Dev Fin Auth Rev Cmnty Fac
          Clinic Altgeld Proj...................... 8.000    11/15/06          641,750
 1,750    Illinois Dev Fin Auth Rev Cmnty Fac
          Clinic Altgeld Proj...................... 8.000    11/15/16        1,785,893
 2,000    Illinois Dev Fin Auth Rev Debt
          Restructure-East Saint Louis............. 7.375    11/15/11        2,131,940
 4,000    Illinois Edl Fac Auth Rev Peace Mem
          Ministries Proj.......................... 7.500    08/15/26        4,010,240
 1,500    Illinois Edl Facs Auth Rev Lifelink Corp
          Oblig Group Rfdg......................... 5.850    02/15/20        1,227,915
 4,295    Illinois Edl Facs Auth Rev Lifelink Corp
          Oblig Group Rfdg......................... 5.700    02/15/24        3,366,850
 3,250    Illinois Hlth Fac Auth Rev............... 7.500    01/01/11        2,880,865
 2,000    Illinois Hlth Fac Auth Rev Central
          Baptist Home Proj........................ 7.125    11/15/29        1,843,920
 1,475    Illinois Hlth Fac Auth Rev Covenant
          Retirement Cmntys Ser A.................. 7.600    12/01/12        1,551,641
 3,000    Illinois Hlth Fac Auth Rev Fairview Oblig
          Group Ser A Rfdg......................... 7.400    08/15/23        2,937,720

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE

          ILLINOIS (CONTINUED)
$2,250    Illinois Hlth Fac Auth Rev Fairview
          Residence Rockford Ser A................. 6.500%   08/15/29   $    1,942,223
   445    Illinois Hlth Fac Auth Rev Hinsdale
          Ser C.................................... 9.500    11/15/19          463,810
 1,700    Illinois Hlth Fac Auth Rev Lifelink Corp
          Oblig Group Ser B (Prerefunded @
          02/15/05)................................ 8.000    02/15/25        1,898,849
 4,000    Illinois Hlth Fac Auth Rev Lutheran Home
          & Svcs Proj Ser A........................ 7.500    08/15/26        4,012,080
 2,000    Illinois Hlth Fac Auth Rev OSF Hlthcare
          Sys...................................... 6.250    11/15/29        1,845,280
 1,000    Illinois Hlth Facs Auth Rev Bohemian
          Tabor Hills Ser B Rfdg................... 5.900    11/15/24          825,710
 8,862    Illinois St Real Estate Lease Ctfs
          (a)(c)................................... 7.116    06/15/18        9,724,208
   980    Jackson Park Hosp Fndtn Chicago, IL
          Ser A.................................... 9.000    03/01/05          920,632
   990    Loves Park, IL Rev Hoosier Care Proj
          Ser A.................................... 7.125    06/01/34          877,407
   765    Peoria, IL Spl Tax Weaverridge Spl Svc
          Area..................................... 7.625    02/01/08          783,964
 2,050    Peoria, IL Spl Tax Weaverridge Spl Svc
          Area..................................... 8.050    02/01/17        2,129,027
 1,473    Robbins, IL Res Recovery Rev
          Restructuring Proj Ser A (f)............. 8.375    10/15/16          657,521
   577    Robbins, IL Res Recovery Rev
          Restructuring Proj Ser B (f)............. 8.375    10/15/16          257,291
   229    Robbins, IL Res Recovery Rev
          Restructuring Proj Ser C................. 7.250    10/15/09          220,765
   989    Robbins, IL Res Recovery Rev
          Restructuring Proj Ser C................. 7.250    10/15/24          929,523
   231    Robbins, IL Res Recovery Rev
          Restructuring Proj Ser D.................     *    10/15/09          108,583
 1,265    Round Lake Beach, IL Tax Increment Rev
          Rfdg..................................... 7.200    12/01/04        1,312,463
 2,500    Round Lake Beach, IL Tax Increment Rev
          Rfdg..................................... 7.500    12/01/13        2,626,725

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE

          ILLINOIS (CONTINUED)
$2,750    Saint Charles, IL Indl Dev Rev Tri-City
          Cent Proj................................ 7.500%   11/01/13   $    2,752,750
 3,855    Saint Charles, IL Multi-Family Hsg Rev
          Bonds Wessel Court Proj.................. 7.600    04/01/24        3,865,755
 2,000    Saint Charles, IL Spl Svc Area No 21..... 6.625    03/01/28        1,783,260
                                                                        --------------
                                                                           111,054,372
                                                                        --------------
          INDIANA  2.5%
   450    Carmel, IN Retirement Rental Hsg Rev
          Beverly Enterprises Inc Proj Rfdg........ 8.750    12/01/08          475,614
 1,100    Crawfordsville, IN Redev Cmnty Dist Tax
          Increment Rev............................ 7.350    02/01/17        1,051,336
 1,390    Delaware Cnty, IN Redev Dist Tax
          Increment Rev............................ 6.875    02/01/18        1,295,119
 2,500    East Chicago, IN Solid Waste Disposal Rev
          USG Corp Proj............................ 6.375    08/01/29        2,338,750
 1,000    Indiana Hlth Fac Auth Cmnty Hartsfield
          Vlg Proj Ser A........................... 6.375    08/15/27          854,310
 1,000    Indiana Hlth Fac Auth Saint Anthony
          Home..................................... 7.000    05/15/17          963,710
 1,000    Indiana Hlth Fac Auth Saint Anthony
          Home..................................... 7.250    05/15/24          976,670
 2,395    Indiana Hlth Fac Fin Auth Rev Hoosier
          Care Proj Ser A.......................... 7.125    06/01/34        2,122,617
 2,925    Indiana Hlth Fac Fin Auth Rev Metro
          Hlth/IN Inc Proj......................... 6.300    12/01/23        2,455,654
 3,000    Indiana Hlth Fac Fin Auth Rev Metro
          Hlth/IN Inc Proj......................... 6.400    12/01/33        2,472,870
 2,592    Indiana St Dev Fin Auth Indl Dev Rev
          Unr-Rohn Inc Proj, 144A (e).............. 7.500    03/01/11        2,646,562
 8,270    Indianapolis, IN Arpt Auth Rev Spl Fac
          United Airls Proj Ser A.................. 6.500    11/15/31        7,542,984
   175    Saint Joseph Cnty, IN Redev Dist Tax
          Increment Rev Ser B......................     *    12/30/10           72,803
   135    Saint Joseph Cnty, IN Redev Dist Tax
          Increment Rev Ser B......................     *    12/30/11           51,696
   130    Saint Joseph Cnty, IN Redev Dist Tax
          Increment Rev Ser B......................     *    12/30/12           45,766
   130    Saint Joseph Cnty, IN Redev Dist Tax
          Increment Rev Ser B......................     *    12/30/13           42,128

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE
          INDIANA (CONTINUED)
$  125    Saint Joseph Cnty, IN Redev Dist Tax
          Increment Rev Ser B......................     *    12/30/14   $       37,277
   125    Saint Joseph Cnty, IN Redev Dist Tax
          Increment Rev Ser B......................     *    12/30/15           34,161
   125    Saint Joseph Cnty, IN Redev Dist Tax
          Increment Rev Ser B......................     *    12/30/16           31,433
 2,000    South Bend, IN Econ Dev Rev Ser A........ 6.250%   11/15/29        1,669,760
   300    Valparaiso, IN Econ Dev Rev First Mtg
          Whispering Pines Cent.................... 7.300    01/01/02          301,611
   980    Valparaiso, IN Econ Dev Rev First Mtg
          Whispering Pines Cent.................... 7.500    01/01/07          983,528
 1,405    Valparaiso, IN Econ Dev Rev First Mtg
          Whispering Pines Cent.................... 7.750    01/01/12        1,410,016
 2,045    Valparaiso, IN Econ Dev Rev First Mtg
          Whispering Pines Cent.................... 8.000    01/01/17        2,052,117
   400    Wells Cnty, IN Hosp Auth Rev Caylor
          Nickel Med Cent Inc Rfdg................. 8.500    04/15/03          433,904
 3,600    Wells Cnty, IN Hosp Auth Rev Caylor
          Nickel Med Cent Inc Rfdg................. 8.750    04/15/12        4,021,812
                                                                        --------------
                                                                            36,384,208
                                                                        --------------
          IOWA  0.7%
 1,000    Bremer Cnty, IA Hlthcare & Residential
          Fac Rev Proj Rfdg........................ 7.250    11/15/29          931,420
 1,500    Cedar Rapids, IA Rev First Mtg Cottage
          Grove Ser A Rfdg......................... 5.875    07/01/28        1,186,245
 3,000    Iowa Fin Auth Cmnty Provider Rev Boys &
          Girls Home Family Proj (ACA Insd) (b).... 6.250    12/01/28        2,813,430
 2,770    Iowa Fin Auth Multi-Family Rev Hsg Park
          West Proj Rfdg........................... 8.000    10/01/23        2,778,310
 2,265    Iowa Fin Auth Retirement Fac Presbyterian
          Homes Mill Pond.......................... 6.000    10/01/33        1,804,956
 1,000    Palo Alto Cnty, IA Hosp Rev Palo Alto
          Cnty Hosp Proj........................... 6.000    08/01/28          809,730
                                                                        --------------
                                                                            10,324,091
                                                                        --------------
          KANSAS  0.7%
 1,000    Lawrence, KS Coml Dev Rev Holiday Inn Sr
          Ser A Rfdg............................... 8.000    07/01/16        1,019,430
 2,000    Lenexa, KS Hlthcare Fac Rev Lakeview Vlg
          Ser B.................................... 6.250    05/15/26        1,721,940
 3,000    Manhattan, KS Coml Dev Rev Holiday Inn Sr
          Ser A Rfdg............................... 8.000    07/01/16        3,073,020

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE
          KANSAS (CONTINUED)
$1,150    Olathe, KS Sr Living Fac Rev Aberdeen Vlg
          Inc Ser A................................ 8.000%   05/15/30   $    1,142,169
 3,125    Shawnee Cnty, KS Rev United Methodist
          Homes Inc Ser A Rfdg..................... 6.125    11/15/19        2,656,250
                                                                        --------------
                                                                             9,612,809
                                                                        --------------
          KENTUCKY  0.5%
 1,195    Kenton Cnty, KY Arpt Brd Arpt Rev Spl Fac
          Delta Airls Proj Ser A................... 8.100    12/01/15        1,220,035
 1,000    Kenton Cnty, KY Arpt Brd Spl Mesaba
          Aviation Inc Proj Ser A.................. 6.625    07/01/19          929,340
 2,000    Kenton Cnty, KY Arpt Brd Spl Fac Rev
          Mesaba Aviation Inc Proj Ser A........... 6.700    07/01/29        1,829,740
 3,000    Newport, KY Pub Pptys Corp Rev First Mtg
          Pub Prkg & Plaza A 1..................... 8.500    01/01/27        2,952,450
                                                                        --------------
                                                                             6,931,565
                                                                        --------------
          LOUISIANA  2.1%
 4,700    Hodge, LA Util Rev (a)................... 9.000    03/01/10        4,799,734
 1,065    Iberia Parish, LA Hosp Svc Dist No 1 Hosp
          Rev...................................... 7.500    05/26/06        1,042,497
 2,000    Iberia Parish, LA Hosp Svc Dist No 1 Hosp
          Rev...................................... 8.000    05/26/16        1,954,260
 4,000    Lake Charles, LA Harbor & Terminal Dist
          Port Fac Rev Trunkline Lng Co Rfdg (a)... 7.750    08/15/22        4,278,400
   200    Louisiana Hsg Fin Agy Rev Multi-Family
          Hsg Plantation Ser A..................... 9.000    01/01/03          199,538
 4,675    Louisiana Hsg Fin Agy Rev Multi-Family
          Hsg Plantation Ser A..................... 7.125    01/01/28        4,294,408
 4,000    Louisiana Loc Govt Environment Facs Cmnty
          Dev Auth Rev Hlthcare Saint James Place
          Ser A Rfdg (a)........................... 8.000    11/01/29        3,828,080
   570    Louisiana Pub Fac Auth Rev Indl Dev
          Beverly Enterprises Inc Rfdg............. 8.250    09/01/08          591,284
 1,000    Louisiana Pub Facs Auth Rev Progressive
          Hlthcare................................. 6.375    10/01/20          853,920
 1,000    Louisiana Pub Facs Auth Rev Progressive
          Hlthcare................................. 6.375    10/01/28          823,510
 1,150    Port New Orleans, LA Indl Dev Rev
          Avondale Inds Inc Proj Rfdg.............. 8.250    06/01/04        1,191,331
 2,500    Saint James Parish, LA Solid Waste Disp
          Rev Kai Ser Alum Proj.................... 7.750    08/01/22        2,575,525

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE
          LOUISIANA (CONTINUED)
$3,000    Saint Tammany, LA Pub Trust Fin Auth Rev
          Christwood Proj Rfdg..................... 5.700%   11/15/28   $    2,310,030
   500    West Feliciana Parish, LA Pollutn Ctl Rev
          Gulf States Util Co Proj Ser A........... 7.500    05/01/15          515,430
 1,000    West Feliciana Parish, LA Pollutn Ctl Rev
          Gulf States Util Co Proj Ser B........... 9.000    05/01/15        1,040,090
                                                                        --------------
                                                                            30,298,037
                                                                        --------------
          MAINE  0.5%
 3,200    Maine Fin Auth Solid Waste Disposal Rev
          Boise Cascade Corp Proj.................. 7.900    06/01/15        3,245,824
 2,000    Maine Hlth & Higher Edl Facs Auth Rev
          Piper Shores Ser A (a)................... 7.550    01/01/29        1,906,120
 1,500    Maine Vets Homes ME Rev.................. 7.750    10/01/20        1,550,445
                                                                        --------------
                                                                             6,702,389
                                                                        --------------
          MARYLAND  1.5%
 1,250    Anne Arundel Cnty, MD Spl Tax Dist
          Arundel Mills Proj....................... 7.100    07/01/29        1,221,375
 2,000    Anne Arundel Cnty, MD Spl Tax Dist
          Farmington Vlg Proj Ser A................ 6.250    06/01/25        1,766,880
 2,500    Baltimore Cnty, MD Mtg Rev Shelter Elder
          Care Ser A............................... 7.250    11/01/29        2,238,600
 1,750    Baltimore Cnty, MD Nursing Fac Eastpoint
          Rehab & Nursing Cent Ser A............... 6.750    04/01/28        1,380,750
 2,000    Baltimore Cnty, MD Pollutn Ctl Rev
          Bethlehem Steel Corp Proj Ser A Rfdg..... 7.550    06/01/17        2,007,920
 2,500    Baltimore Cnty, MD Pollutn Ctl Rev
          Bethlehem Steel Corp Proj Ser B Rfdg..... 7.500    06/01/15        2,526,950
 1,500    Frederick Cnty, MD Spl Oblig Urbana Cmnty
          Dev Auth................................. 6.625    07/01/25        1,388,985
 2,000    Maryland St Econ Dev Corp Afco Cargo BWI
          LLC Proj................................. 6.500    07/01/24        1,750,460
 1,175    Montgomery Cnty, MD Econ Dev Editorial
          Projs In Edl Ser A, 144A (e)............. 6.250    09/01/08        1,089,625
 3,730    Montgomery Cnty, MD Econ Dev Editorial
          Projs In Edl Ser A, 144A (e)............. 6.400    09/01/28        3,238,274
   850    Prince Georges Cnty, MD Hosp Rev (f)..... 6.375    01/01/23          352,750
 3,000    Prince Georges Cnty, MD Spl Oblig Spl
          Assmt Woodview Ser A..................... 8.000    07/01/26        3,219,300
                                                                        --------------
                                                                            22,181,869
                                                                        --------------

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE
          MASSACHUSETTS  7.2%
$  715    Massachusetts St Dev Fin Agy Mchsp Human
          Svcs Providers Ser A..................... 7.500%   07/01/10   $      699,949
 1,025    Massachusetts St Dev Fin Agy Mchsp Human
          Svcs Providers Ser A..................... 8.000    07/01/20        1,002,594
 5,455    Massachusetts St Dev Fin Agy New England
          Cent For Children (a).................... 6.000    11/01/19        4,471,300
 1,090    Massachusetts St Dev Fin Agy Rev Boston
          Architectural Cent....................... 6.100    09/01/18          992,870
 1,445    Massachusetts St Dev Fin Agy Rev Boston
          Architectural Cent....................... 6.250    09/01/28        1,298,333
 1,385    Massachusetts St Dev Fin Agy Rev Greater
          Lynn Mental Hlth Ser B................... 6.375    06/01/18        1,205,421
 3,945    Massachusetts St Dev Fin Agy Rev
          Hillcrest Edl Cent Inc................... 6.375    07/01/29        3,688,615
 5,000    Massachusetts St Dev Fin Agy Rev Hlthcare
          Fac Alliance Ser A....................... 7.100    07/01/32        4,556,800
 2,410    Massachusetts St Dev Fin Agy Rev
          Lexington Montessori Sch Issue........... 6.625    08/01/29        2,269,521
 3,000    Massachusetts St Hlth & Edl Christopher
          House Ser A Rfdg......................... 6.875    01/01/29        2,690,130
 1,410    Massachusetts St Hlth & Edl Fac Auth Rev
          Indpt Living Ser A....................... 8.100    07/01/18        1,546,756
 2,000    Massachusetts St Indl Fin Agy Assisted
          Living Fac Rev........................... 8.000    09/01/27        2,047,320
 2,000    Massachusetts St Indl Fin Agy Assisted
          Living Fac Rev........................... 7.500    12/01/27        1,953,440
 1,000    Massachusetts St Indl Fin Agy First Mtg
          Pilgrim Inc Proj......................... 6.500    10/01/15          875,060
 4,000    Massachusetts St Indl Fin Agy Hlthcare
          Fac Rev Metro Hlth Fndtn Inc Proj Ser
          A........................................ 6.750    12/01/27        3,587,040
   450    Massachusetts St Indl Fin Agy Indl Rev
          Beverly Enterprises Inc/Gloucester &
          Lexington Proj Rfdg...................... 8.000    05/01/02          449,928
   800    Massachusetts St Indl Fin Agy Indl Rev
          Beverly Enterprises Inc/Gloucester &
          Lexington Proj Rfdg...................... 8.375    05/01/09          833,848
   500    Massachusetts St Indl Fin Agy Rev Dimmock
          Cmnty Hlth Cent.......................... 8.000    12/01/06          518,250
 1,000    Massachusetts St Indl Fin Agy Rev Dimmock
          Cmnty Hlth Cent.......................... 8.375    12/01/13        1,085,610

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE
          MASSACHUSETTS (CONTINUED)
$3,000    Massachusetts St Indl Fin Agy Rev Dimmock
          Cmnty Hlth Cent.......................... 8.500%   12/01/20   $    3,269,670
 2,555    Massachusetts St Indl Fin Agy Rev East
          Boston Neighborhood Proj................. 7.500    07/01/16        2,425,027
 2,560    Massachusetts St Indl Fin Agy Rev East
          Boston Neighborhood Proj................. 7.625    07/01/26        2,424,832
   710    Massachusetts St Indl Fin Agy Rev
          Evergreen Cent Inc....................... 8.000    11/01/06          736,320
 3,900    Massachusetts St Indl Fin Agy Rev
          Evergreen Cent Inc, 144A (e)............. 9.250    11/01/11        4,067,973
 1,230    Massachusetts St Indl Fin Agy Rev
          Evergreen Cent Inc....................... 8.375    11/01/13        1,343,443
 2,165    Massachusetts St Indl Fin Agy Rev
          Evergreen Cent Inc....................... 8.500    11/01/20        2,407,523
 1,005    Massachusetts St Indl Fin Agy Rev First
          Mtg Evanswood Bethzatha Ser A Rfdg....... 7.400    01/15/09          755,047
 2,000    Massachusetts St Indl Fin Agy Rev First
          Mtg Evanswood Bethzatha Ser A Rfdg....... 7.625    01/15/14        1,503,420
 2,000    Massachusetts St Indl Fin Agy Rev First
          Mtg Evanswood Bethzatha Ser A Rfdg....... 7.875    01/15/20        1,503,860
 1,000    Massachusetts St Indl Fin Agy Rev First
          Mtg Reeds Landing Proj................... 7.750    10/01/00        1,000,260
 8,300    Massachusetts St Indl Fin Agy Rev First
          Mtg Reeds Landing Proj (a)............... 8.625    10/01/23        8,793,352
 1,700    Massachusetts St Indl Fin Agy Rev First
          Mtg Stone Institute & Newton............. 7.700    01/01/14        1,730,447
 1,760    Massachusetts St Indl Fin Agy Rev
          Glenmeadow Retirement Cmnty Ser C
          (Prerefunded @ 02/15/06)................. 8.250    02/15/08        2,035,088
 1,000    Massachusetts St Indl Fin Agy Rev
          Glenmeadow Retirement Cmnty Ser C
          (Prerefunded @ 02/15/06)................. 8.625    02/15/26        1,171,130
 2,570    Massachusetts St Indl Fin Agy Rev Greater
          Lynn Mental Hlth......................... 6.200    06/01/08        2,379,126
 6,000    Massachusetts St Indl Fin Agy Rev Greater
          Lynn Mental Hlth (a)..................... 6.375    06/01/18        5,214,180
 3,560    Massachusetts St Indl Fin Agy Rev Greater
          Lynn Mental Hlth (Prerefunded @
          06/01/04)................................ 8.800    06/01/14        4,292,363
   740    Massachusetts St Indl Fin Agy Rev
          Hillcrest Edl Cent Inc Proj (Escrowed to
          Maturity)................................ 8.000    07/01/05          826,750

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE
          MASSACHUSETTS (CONTINUED)
$  115    Massachusetts St Indl Fin Agy Rev
          Hillcrest Edl Cent Inc Proj (Escrowed to
          Maturity)................................ 7.500%   07/01/00   $      115,255
 2,850    Massachusetts St Indl Fin Agy Rev
          Hillcrest Edl Cent Inc Proj (Prerefunded
          @ 07/01/05).............................. 8.450    07/01/18        3,262,338
 1,085    Massachusetts St Indl Fin Agy Rev HMES
          Issue.................................... 7.000    09/01/12        1,029,133
 3,380    Massachusetts St Indl Fin Agy Rev JRC
          Assisted Living.......................... 7.500    07/01/26        3,133,395
 2,600    Massachusetts St Indl Fin Agy Rev
          Montserrat College Art Issue Ser A....... 7.000    12/01/27        2,433,860
 2,000    Massachusetts St Indl Fin Agy Rev Sr
          Living Fac Forge Hill Proj............... 6.750    04/01/30        1,636,880
 1,820    Massachusetts St Indl Fin Agy Rev Waarc
          Inc Proj (Prerefunded @ 09/01/05)........ 7.750    09/01/25        2,050,812
 2,000    Massachusetts St Indl Fin Agy Trustees
          Deerfield Academy........................ 6.750    10/01/28        1,693,800
 5,000    Massachusetts St Tpk Auth Ser A (MBIA
          Insd).................................... 5.000    01/01/37        4,157,350
                                                                        --------------
                                                                           103,165,419
                                                                        --------------
          MICHIGAN  1.9%
 1,000    Detroit, MI Loc Dev Fin Auth Tax
          Increment Sr Ser B, 144A (e)............. 6.700    05/01/21          944,230
 3,480    Detroit, MI Loc Dev Fin Auth Tax
          Increment Sub Ser C...................... 6.850    05/01/21        3,305,930
 1,060    Dickinson Cnty, MI Mem Hosp Sys Hosp Rev
          (Prerefunded @ 11/01/04)................. 7.625    11/01/05        1,123,971
 1,000    Dickinson Cnty, MI Mem Hosp Sys Hosp Rev
          (Prerefunded @ 11/01/04)................. 8.000    11/01/14        1,117,320
 1,590    Grand Blanc Academy MI Ctfs Partn........ 7.750    02/01/30        1,543,143
 3,265    Kalamazoo, MI Econ Dev Corp Rev Econ Dev
          Heritage Ser A (a)....................... 7.250    05/15/25        2,910,715
 2,390    Meridian, MI Econ Dev Corp First Mtg
          Burcham Hills Ser A Rfdg................. 7.500    07/01/13        2,376,019
 3,430    Meridian, MI Econ Dev Corp First Mtg
          Burcham Hills Ser A Rfdg................. 7.750    07/01/19        3,460,321
 2,700    Michigan St Hosp Fin Auth Rev Hosp Henry
          Ford Hlth Ser A Rfdg..................... 5.250    11/15/25        2,243,295
 1,000    Michigan St Hosp Fin Auth Rev Ascension
          Hlth Credit Ser A........................ 6.125    11/15/26          950,470

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE
          MICHIGAN (CONTINUED)
$  500    Michigan St Hosp Fin Auth Rev Hosp
          Genesys Hlth Sys Ser A Rfdg (Prerefunded
          @ 10/01/05).............................. 7.500%   10/01/07   $      561,140
 1,500    Michigan St Hosp Fin Auth Rev Hosp
          Genesys Hlth Sys Ser A Rfdg (Prerefunded
          @ 10/01/05).............................. 8.100    10/01/13        1,725,660
 1,051    Michigan St Strategic Fd Ltd Oblig Rev
          Great Lakes Pulp & Fiber Proj (d)........ 8.000    12/01/27          231,302
 4,000    Michigan St Strategic Fd Solid Waste Disp
          Rev Genesee Pwr Station Proj............. 7.500    01/01/21        4,082,280
                                                                        --------------
                                                                            26,575,796
                                                                        --------------
          MINNESOTA  2.6%
 1,750    Albertville, MN Multi-Family Rev Hsg
          Cottages Albertville Proj Ser A.......... 6.750    09/01/29        1,616,335
 1,020    Austin, MN Multi-Family Rev Hsg Cedars of
          Austin Proj Rfdg......................... 7.500    04/01/17        1,024,610
 2,000    Austin, MN Multi-Family Rev Hsg Cedars of
          Austin Proj Rfdg......................... 7.500    04/01/18        2,009,040
 1,955    Brooklyn Cent MN Multi-Family Hsg Rev
          Four Courts Apts Proj Ser A Rfdg......... 7.400    12/01/15        1,937,268
 1,220    Brooklyn Cent MN Multi-Family Hsg Rev
          Four Courts Apts Proj Ser A Rfdg......... 7.500    06/01/25        1,206,434
 1,460    Cambridge, MN Hsg & Hlthcare Fac Rev
          Grandview West Proj Ser A................ 6.000    10/01/28        1,180,322
 1,495    Cambridge, MN Hsg & Hlthcare Fac Rev
          Grandview West Proj Ser B................ 6.000    10/01/33        1,196,538
 1,375    Carlton, MN Hlth & Hsg Facs Inter-Faith
          Social Svcs Inc Proj..................... 7.500    04/01/19        1,305,893
 1,250    Carlton, MN Hlth & Hsg Facs Inter-Faith
          Social Svcs Inc Proj..................... 7.750    04/01/29        1,194,563
   750    Chicago City, MN Hlth Fac Rev Part
          Pleasant Heights Proj Ser A Rfdg......... 7.300    07/01/25          751,163
 3,000    Columbia Heights, MN Multi-Family Crest
          View Corp Proj........................... 6.000    03/01/33        2,400,420
 2,700    Dakota Cnty, MN Hsg & Redev.............. 6.250    05/01/29        2,431,674
 1,200    Maplewood, MN Hlthcare Fac Rev VOA Care
          Cent Proj................................ 7.450    10/01/16        1,210,032
 1,000    Minneapolis, MN Hlthcare Fac Rev Ebenezer
          Society Proj Ser A....................... 7.200    07/01/23          956,680
 1,000    Minneapolis, MN Hlthcare Fac Rev Saint
          Olaf Residence Inc Proj.................. 7.100    10/01/23          943,010

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE
          MINNESOTA (CONTINUED)
$  350    Minneapolis, MN Multi-Family Rev Hsg
          Belmont Apts Proj........................ 7.250%   11/01/16   $      343,077
 1,320    Minneapolis, MN Multi-Family Rev Hsg
          Belmont Apts Proj (a).................... 7.625    11/01/27        1,293,890
 3,040    New Brighton, MN Rental Hsg Rev
          Polynesian Vlg Apts Proj Ser A Rfdg...... 7.500    10/01/17        3,101,226
   700    New Hope, MN Multi-Family Rev Hsg
          Broadway Lanel Proj...................... 7.750    09/01/07          701,358
 2,320    New Hope, MN Multi-Family Rev Hsg
          Broadway Lanel Proj...................... 8.000    09/01/18        2,315,128
   735    North Saint Paul, MN Multi-Family Rev Hsg
          Cottages North Saint Paul Rfdg........... 9.000    02/01/09          752,721
 2,220    North Saint Paul, MN Multi-Family Rev Hsg
          Cottages North Saint Paul Rfdg........... 9.250    02/01/22        2,272,325
 2,255    Northfield, MN Hlthcare Facs Rev Three
          Links Care Cent Proj..................... 5.875    04/01/29        1,794,822
 1,000    Saint Paul, MN Port Auth Hotel Fac Rev
          Radisson Kellogg Proj Ser 2.............. 7.375    08/01/29          950,000
 2,000    Spring Lake Park, MN Multi-Family Hsg
          Cottages Spring Lake Rfdg (LOC: Zapp Natl
          Bank St Cloud)........................... 8.375    01/01/22        1,959,760
                                                                        --------------
                                                                            36,848,289
                                                                        --------------
          MISSISSIPPI  0.6%
   895    Lowndes Cnty, MS Hosp Rev Golden Triangle
          Med Cent Rfdg............................ 8.500    02/01/10          914,439
 2,615    Mississippi Bus Fin Corp MS Pollutn Ctl
          Rev Sys Energy Res Inc Proj.............. 5.875    04/01/22        2,210,930
 2,200    Mississippi Dev Bank Spl Oblig Diamond
          Lakes Utils Ser A Rfdg................... 6.250    12/01/17        2,050,708
 2,710    Ridgeland, MS Urban Renewal Rev The
          Orchard Ltd Proj Ser A Rfdg.............. 7.750    12/01/15        2,742,981
                                                                        --------------
                                                                             7,919,058
                                                                        --------------
          MISSOURI  1.8%
 2,755    Ellisville, MO Indl Dev Auth Rev Rfdg &
          Impt Gambrill Gardens Proj............... 6.200    06/01/29        2,296,155
   945    Ferguson, MO Tax Increment Rev Crossings
          at Halls Ferry Proj...................... 7.250    04/01/07          918,890
 2,000    Ferguson, MO Tax Increment Rev Crossings
          at Halls Ferry Proj...................... 7.625    04/01/17        1,904,760
 1,000    Ferguson, MO Tax Increment Rev Crossings
          at Halls Ferry Proj...................... 7.625    04/01/18          951,090

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE
          MISSOURI (CONTINUED)
$3,610    Good Shepard Nursing Home Dist MO Nursing
          Home Fac Rev Rfdg........................ 5.900%   08/15/23   $    2,935,002
 2,625    Jefferson Cnty, MO Indl Dev Auth Indl Rev
          Cedars Hlthcare Cent Proj Ser A Rfdg..... 8.250    12/01/15        2,706,113
 3,000    Kansas City, MO Multi-Family Hsg Rev Vlg
          Green Apts Proj.......................... 6.250    04/01/30        2,702,310
 1,075    Missouri St Hlth & Edl Fac Bethesda Hlth
          Group Inc Proj Ser A Rfdg................ 7.500    08/15/12        1,123,461
 3,000    Perry Cnty, MO Nursing Home Rev Rfdg..... 5.900    03/01/28        2,403,090
 1,615    Saint Louis, MO Tax Increment Rev Scullin
          Redev Area Ser A......................... 10.000   08/01/10        1,892,166
 3,325    Saline Cnty, MO Indl Dev Auth Hlth Facs
          Rev John Fitzgibbon Mem Hosp Inc......... 6.500    12/01/28        2,784,288
 3,600    Valley Park, MO Indl Dev Auth Sr Hsg Rev
          Cape Albeon Proj......................... 6.150    12/01/33        3,136,212
                                                                        --------------
                                                                            25,753,537
                                                                        --------------
          MONTANA  0.2%
 2,825    Montana St Brd Invt Res Recovery Rev
          Yellowstone Energy L P Proj.............. 7.000    12/31/19        2,630,979
                                                                        --------------

          NEVADA  0.9%
 1,000    Boulder City, NV Hosp Rev Boulder City
          Hosp Inc Proj Rfdg....................... 5.850    01/01/22          812,980
 3,075    Clark Cnty, NV Assisted Living Homestead
          Boulder City Proj........................ 6.500    12/01/27        2,671,406
 1,000    Clark Cnty, NV Indl Dev Rev NV Pwr Co
          Proj Ser B Rfdg.......................... 5.900    10/01/30          851,230
 1,000    Clark Cnty, NV Indl Dev Rev NV Pwr Co
          Proj Ser C Rfdg.......................... 5.500    10/01/30          812,190
 2,000    Henderson, NV............................ 5.500    04/01/20        1,892,500
 1,480    Henderson, NV Loc Impt Dist No T-10...... 7.500    08/01/15        1,525,155
   985    Las Vegas, NV Spl Impt Dist No 505
          Elkhorn Springs.......................... 8.000    09/15/13        1,019,416
 1,020    Nevada St Dept Commerce Hlth Fac Rev
          Washoe Convalescent Cent Proj Rfdg....... 8.125    06/01/03        1,036,249
 2,935    Washoe Cnty, NV Impt Bonds Spl Assmt Dist
          No 23.................................... 6.500    11/01/17        2,981,255
                                                                        --------------
                                                                            13,602,381
                                                                        --------------

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE
          NEW HAMPSHIRE  2.6%
$  435    New Hampshire Higher Edl & Hlth Fac Auth
          Rev Colby-Sawyer College Issue........... 7.200%   06/01/12   $      445,253
 2,565    New Hampshire Higher Edl & Hlth Fac Auth
          Rev Colby-Sawyer College Issue........... 7.500    06/01/26        2,638,615
   860    New Hampshire Higher Edl & Hlth Fac Auth
          Rev First Mtg Odd Fellows Home Rfdg...... 8.000    06/01/04          867,276
 2,000    New Hampshire Higher Edl & Hlth Fac Auth
          Rev First Mtg Odd Fellows Home Rfdg...... 9.000    06/01/14        2,239,680
 1,000    New Hampshire Higher Edl & Hlth Fac Auth
          Rev Havenwood-Heritage Heights........... 7.350    01/01/18        1,007,400
 4,825    New Hampshire Higher Edl & Hlth Fac Auth
          Rev Havenwood-Heritage Heights (a)....... 7.450    01/01/25        4,846,664
 2,295    New Hampshire Higher Edl & Hlth Fac Auth
          Rev Hlthcare Visiting Nurse, 144A (e).... 7.250    09/01/23        2,201,548
 1,370    New Hampshire Higher Edl & Hlth Fac Auth
          Rev Monadock Cmnty Hosp Issue
          (Prerefunded @ 10/01/00)................. 9.125    10/01/20        1,415,744
 2,000    New Hampshire Higher Edl & Hlth Fac Auth
          Rev New London Hosp Assn Proj............ 7.500    06/01/05        2,080,420
 1,000    New Hampshire Higher Edl & Hlth Fac Auth
          Rev Riverwoods at Exeter Ser A........... 6.500    03/01/23          875,800
 3,300    New Hampshire Higher Edl & Hlth Fac Auth
          Rev Vly Regl Hosp, 144A (e).............. 7.350    04/01/23        3,308,745
 2,000    New Hampshire Higher Edl & Hlth Facs Auth
          Rev...................................... 6.125    03/01/19        1,817,580
 4,845    New Hampshire Higher Edl & Hlth Facs Auth
          Rev Rfdg................................. 6.300    07/01/29        4,319,075
 1,000    New Hampshire Hlth & Edl Facs Auth Rev NH
          College Issue............................ 7.500    01/01/31          988,670
 3,720    New Hampshire St Business Fin Auth Elec
          Fac Rev Plymouth Cogeneration............ 7.750    06/01/14        3,734,248
 3,000    New Hampshire St Business Fin Auth Rev
          Alice Peck Day Hlth Systems Ser A Rfdg... 7.000    10/01/29        2,711,820
   975    New Hampshire St Hsg Fin Auth Single
          Family Rev Mtg Acquisition Ser G......... 6.300    01/01/26          963,944
 1,325    New Hampshire St Hsg Fin Auth Single
          Family Rev............................... 5.900    07/01/28        1,247,567
                                                                        --------------
                                                                            37,710,049
                                                                        --------------

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE
          NEW JERSEY  4.5%
$4,990    Camden Cnty, NJ Impt Auth Lease Rev
          Dockside Refrig (a)...................... 8.400%   04/01/24   $    4,887,605
 4,500    Camden Cnty, NJ Impt Auth Lease Rev
          Kaighn PT Marine Term Ser A (a).......... 8.000    06/01/27        4,396,095
   500    New Jersey Econ Dev Auth Econ Dev Rev
          Green Acres Manor Inc Ser A Rfdg......... 8.000    01/01/09          508,820
 1,000    New Jersey Econ Dev Auth Econ Dev Rev
          Green Acres Manor Inc Ser A Rfdg......... 8.250    01/01/17        1,023,430
 1,000    New Jersey Econ Dev Auth Econ Dev Rev
          Proj Ser A Rfdg.......................... 6.750    07/01/19          943,750
   310    New Jersey Econ Dev Auth Econ Dev Rev
          Zirb Ser Greenbriar Inc Ser A Rfdg....... 7.375    07/15/03          310,431
   915    New Jersey Econ Dev Auth Econ Dev Rev
          Zirb Ser Greenbriar Inc Ser A Rfdg....... 7.750    07/15/08          933,391
   250    New Jersey Econ Dev Auth First Mtg Cranes
          Mill Ser A............................... 7.000    02/01/10          245,083
 1,500    New Jersey Econ Dev Auth First Mtg Cranes
          Mill Ser A............................... 7.375    02/01/17        1,506,435
 3,500    New Jersey Econ Dev Auth First Mtg Cranes
          Mill Ser A............................... 7.500    02/01/27        3,520,475
   500    New Jersey Econ Dev Auth First Mtg Gross
          Rev Burnt Tavern Convalescent Ser A
          Rfdg..................................... 9.000    11/15/13          523,335
   840    New Jersey Econ Dev Auth First Mtg Gross
          Rev Stone Arch Nursing Home Proj Rfdg.... 8.750    12/01/10          880,438
 1,000    New Jersey Econ Dev Auth Holt Hauling &
          Warehsg Rev Ser G Rfdg................... 8.400    12/15/15          980,120
 3,000    New Jersey Econ Dev Auth Meridian
          Assisted Living Rev Proj................. 6.750    08/01/30        2,577,780
   500    New Jersey Econ Dev Auth Rev First Mtg
          Fellowship Vlg Proj Ser A (Prerefunded @
          01/01/05)................................ 8.500    01/01/10          572,295
 1,000    New Jersey Econ Dev Auth Rev First Mtg
          Fellowship Vlg Proj Ser A (Prerefunded @
          01/01/05)................................ 9.250    01/01/25        1,174,170
   975    New Jersey Econ Dev Auth Rev First Mtg
          Millhouse Proj Ser A..................... 8.250    04/01/10        1,025,856
 2,060    New Jersey Econ Dev Auth Rev First Mtg
          Millhouse Proj Ser A..................... 8.500    04/01/16        2,192,293
 1,860    New Jersey Econ Dev Auth Rev First Mtg
          Winchester Gardens Ser A................. 7.500    11/01/05        1,865,952

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE
          NEW JERSEY (CONTINUED)
$1,100    New Jersey Econ Dev Auth Rev First Mtg
          Winchester Gardens Ser A................. 8.500%   11/01/16   $    1,148,125
 1,500    New Jersey Econ Dev Auth Rev First Mtg
          Winchester Gardens Ser A................. 8.625    11/01/25        1,571,685
 1,890    New Jersey Econ Dev Auth Rev Kullman
          Assoc Proj Ser A......................... 6.125    06/01/18        1,672,404
 2,500    New Jersey Econ Dev Auth Rev Sr Living
          Fac Esplandade Near...................... 7.000    06/01/39        2,181,050
   855    New Jersey Econ Dev Auth Rev Sr Mtg Arbor
          Glen Proj Ser A.......................... 8.000    05/15/02          889,431
   750    New Jersey Econ Dev Auth Rev Sr Mtg Arbor
          Glen Proj Ser A.......................... 8.000    05/15/04          813,488
 2,560    New Jersey Econ Dev Auth Rev Sr Mtg Arbor
          Glen Proj Ser A (Prerefunded @
          05/15/06)................................ 8.750    05/15/26        3,048,806
 4,500    New Jersey Econ Dev Auth Rev Sr Mtg Arbor
          Glen Proj Ser A Rfdg..................... 6.000    05/15/28        3,624,300
 5,000    New Jersey Econ Dev Auth Spl Fac Rev
          Continental Airls Inc Proj............... 6.250    09/15/19        4,527,450
 5,000    New Jersey Econ Dev Auth Spl Fac Rev
          Continental Airls Inc Proj............... 6.250    09/15/29        4,400,800
 2,500    New Jersey Hlthcare Fac Fin Auth Rev Care
          Institute Inc Cherry Hill Proj........... 7.750    07/01/10        2,358,325
 3,100    New Jersey Hlthcare Fac Fin Auth Rev
          Raritan Bay Med Cent Issue Rfdg.......... 7.250    07/01/14        2,868,492
   950    New Jersey St Edl Fac Auth Rev Caldwell
          College Ser A............................ 7.250    07/01/25          975,241
 4,000    New Jersey St Edl Fac Auth Rev Felician
          College of Lodi Ser D.................... 7.375    11/01/22        4,120,720
                                                                        --------------
                                                                            64,268,071
                                                                        --------------
          NEW MEXICO  1.3%
 5,000    Albuquerque, NM Retirement Fac Rev La
          Vida Liena Proj Ser B Rfdg............... 6.600    12/15/28        4,232,700
 2,970    Bernalillo Cnty, NM Multi-Family Hsg
          Brentwood Gardens Apt B1................. 6.600    10/15/28        2,712,234
 1,570    Bernalillo Cnty, NM Multi-Family Rev Hsg
          Sr Solar Villas Apts Ser F............... 7.250    10/15/22        1,486,994
 3,000    Farmington, NM Pollutn Ctl Rev Public Svc
          Co NM Proj Ser A......................... 6.600    10/01/29        2,833,230
 2,000    New Mexico Regional Hsg Auth Region VI
          Multi-Family Rev......................... 6.750    06/15/29        1,850,000

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE
          NEW MEXICO (CONTINUED)
$2,500    New Mexico St Hosp Equip Ln Council Hosp
          Rev Mem Med Cent Inc Proj................ 5.500%   06/01/28   $    1,927,650
 2,920    RHA Hsg Dev Corp NM Multi-Family Rev Mtg
          Woodleaf Apts Proj Ser A Rfdg............ 7.125    12/15/27        2,729,032
   655    Santa Fe, NM Indl Rev Casa Real Nursing
          Home Rfdg................................ 9.750    01/01/13          676,091
                                                                        --------------
                                                                            18,447,931
                                                                        --------------
          NEW YORK  5.0%
 1,000    Amherst, NY Indl Dev Agy Sr Rev Sharrey
          Zedek Proj Ser A (a)..................... 7.000    12/01/24          926,670
 1,500    Amherst, NY Indl Dev Agy Sr Rev Sharrey
          Zedek Proj Ser A (a)..................... 7.000    12/01/34        1,355,490
 2,000    Bethlehem, NY Indl Dev Agy Sr Hsg Rev Van
          Allen Proj Ser A......................... 6.875    06/01/39        1,746,740
 1,340    Brookhaven, NY Indl Dev Agy Sr
          Residential Hsg Rev Woodcrest Estates Fac
          Ser A.................................... 6.250    12/01/23        1,138,196
 2,000    Brookhaven, NY Indl Dev Agy Sr
          Residential Hsg Rev Woodcrest Estates Fac
          Ser A.................................... 6.375    12/01/37        1,677,340
 2,000    Castle Rest Residential Hlthcare Fac NY
          Rev Hlthcare Fac Ser B................... 8.000    08/01/10        1,892,280
 4,800    Islip, NY Cmnty Dev Agy Cmnty Dev Rev NY
          Institute of Technology Rfdg (a)......... 7.500    03/01/26        4,934,304
 3,900    Metropolitan Transn Auth NY Ser A (FGIC
          Insd).................................... 5.875    04/01/25        3,824,769
 1,350    Monroe Cnty, NY Indl Dev Agy Rev Indl Dev
          Empire Sports Proj Ser A................. 6.250    03/01/28        1,039,473
 1,000    Mount Vernon, NY Indl Dev Agy Civic Fac
          Rev...................................... 6.200    06/01/29          830,450
 3,500    New York City Indl Dev Agy Civic Fac Rev
          Cmnty Res Developmentally Disabled....... 7.500    08/01/26        3,528,525
 3,960    New York City Indl Dev Agy Civic Fac Rev
          Our Lady of Mercy Med Cent Pkg Corp
          Proj..................................... 8.500    12/30/22        4,198,788
 5,000    New York City Indl Dev Agy Laguardia
          Assoc LP Proj Rfdg....................... 6.000    11/01/28        4,212,300
 1,500    New York City Indl Dev Civic Touro
          College Proj Ser A....................... 6.350    06/01/29        1,366,755
 1,000    New York City Muni Wtr Fin Auth Wtr & Swr
          Sys Rev Ser A............................ 5.750    06/15/31          959,530
 3,000    New York City Ser A (b).................. 6.000    05/15/30        2,932,620

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE
          NEW YORK (CONTINUED)
$2,000    New York St Dorm Auth Lease Rev St Univ
          Dorm Facs Ser A.......................... 6.000%   07/01/30   $    1,960,320
 2,500    New York St Dorm Auth Revs Mental Hlth
          Svcs Ser B (MBIA Insd)................... 5.000    02/15/24        2,136,575
 2,000    New York St Dorm Auth Revs Mount Sinai
          Hlth Ser A............................... 6.500    07/01/25        2,013,200
 3,995    New York St Mtg Agy Rev Homeowner Mtg Ser
          84....................................... 5.950    04/01/30        3,804,438
 2,000    New York St Mtg Agy Rev Homeowner Mtg Ser
          90....................................... 6.350    10/01/30        2,022,780
 2,665    Newark-Wayne Cmnty Hosp Inc NY Hosp Rev
          Ser A.................................... 7.600    09/01/15        2,693,356
 2,000    North Syracuse, NY Hsg Auth Rev Janus
          Park Proj................................ 8.000    06/01/14        1,105,380
 1,250    Oneida Cnty, NY Indl Dev Agy Civic Fac
          Saint Elizabeth Med Ser A................ 5.875    12/01/29          989,825
   650    Onondaga Cnty, NY Indl Dev Agy Civic Fac
          Rev Iroquois Nursing Home Ser B.......... 7.000    02/01/09          600,555
   675    Oswego Cnty, NY Indl Dev Agy Civic Fac
          Rev...................................... 7.000    02/01/12          612,913
 1,500    Peekskill, NY Indl Dev Agy Sr Drum Hill
          Sr Living Proj........................... 6.375    10/01/28        1,269,030
 1,275    Rensselaer Cnty, NY Indl Dev Agy East
          Greebush Cntr Proj Rfdg Ser A, 144A
          (e)...................................... 7.000    02/01/11        1,182,142
 1,480    Rensselaer Cnty, NY Indl Dev Agy East
          Greebush Cntr Proj Rfdg Ser B, 144A
          (e)...................................... 7.000    02/01/11        1,377,895
 2,800    Rockland Cnty, NY Indl Dev Agy Civic Fac
          Rev Dominican College Proj, 144A (e)..... 6.250    05/01/28        2,332,344
 2,000    Saratoga Cnty, NY Indl Dev Agy Sr Hsg
          Rev...................................... 6.875    06/01/39        1,744,620
 1,000    Suffolk Cnty, NY Indl Dev Agy Civic Fac
          Rev...................................... 7.250    01/01/20          932,380
 2,000    Suffolk Cnty, NY Indl Dev Agy Civic Fac
          Rev...................................... 7.250    01/01/30        1,827,580
 1,500    Suffolk Cnty, NY Indl Dev Agy Cont Care
          Retirement Cmnty Rev (a)................. 7.250    11/01/28        1,418,325
 3,100    Suffolk Cnty, NY Indl Dev Agy Indl Dev
          Rev Spellman High Voltage Fac Ser A...... 6.375    12/01/17        2,825,185

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE
          NEW YORK (CONTINUED)
$  400    Syracuse, NY Hsg Auth Rev Sub Proj
          Loretto Rest Ser B....................... 7.500%   08/01/10   $      374,476
   695    Ulster Cnty, NY Indl Dev Agy Civic Fac
          Rev...................................... 6.250    06/01/08          652,487
 1,000    Ulster Cnty, NY Indl Dev Agy Civic Fac
          Rev...................................... 6.400    06/01/14          913,000
 1,000    Ulster Cnty, NY Indl Dev Agy Civic Fac
          Rev...................................... 6.450    06/01/24          870,490
                                                                        --------------
                                                                            72,223,526
                                                                        --------------
          NORTH CAROLINA  0.3%
 5,000    Charlotte, NC Spl Fac Rev Charlotte
          Douglas Intl Rfdg........................ 5.600    07/01/27        3,853,700
                                                                        --------------

          NORTH DAKOTA  0.4%
 2,610    Devils Lake, ND Hlthcare Facs Rev & Impt
          Lk Reg Lutheran Rfdg..................... 6.100    10/01/23        2,170,137
 3,000    Grand Forks, ND Sr Hsg Rev Spl Term 4000
          Vly Square Proj.......................... 6.250    12/01/34        2,402,040
 1,990    Grand Forks, ND Sr Hsg Rev Spl Term 4000
          Vly Square Proj.......................... 6.375    12/01/34        1,622,526
                                                                        --------------
                                                                             6,194,703
                                                                        --------------
          OHIO  2.7%
 1,500    Athens Cnty, OH Hosp Fac Rev O'Bleness
          Mem Hosp Proj............................ 7.100    11/15/23        1,445,340
 3,800    Cleveland, OH Arpt Spl Rev Continental
          Airls Inc Proj........................... 5.375    09/15/27        2,892,104
 1,000    Cuyahoga Cnty, OH Hlthcare Fac Rev
          Jennings Hall............................ 7.200    11/15/14          986,730
 1,500    Cuyahoga Cnty, OH Hlthcare Fac Rev
          Jennings Hall............................ 7.300    11/15/23        1,491,600
 2,500    Cuyahoga Cnty, OH Hlthcare Fac Rev Judson
          Retirement Cmnty Ser A Rfdg.............. 7.250    11/15/13        2,466,175
 1,500    Cuyahoga Cnty, OH Hlthcare Fac Rev Judson
          Retirement Cmnty Ser A Rfdg.............. 7.250    11/15/18        1,464,375
 1,195    Cuyahoga Cnty, OH Multi-Family Rev Hsg
          Mtg Colonnade Apts Ser A Rfdg............ 7.500    12/01/17        1,125,355
 2,305    Cuyahoga Cnty, OH Multi-Family Rev Hsg
          Mtg Colonnade Apts Ser A Rfdg............ 7.750    12/01/28        2,148,421
 2,500    Cuyahoga Cnty, OH Multi-Family Rev Hsg
          Park Lane Apts Proj Ser A................ 8.250    07/01/28        2,575,000

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE
          OHIO (CONTINUED)
$3,000    Dayton, OH Spl Facs Rev Afco Cargo Day
          LLC Proj................................. 6.300%   04/01/22   $    2,567,340
   220    Fairfield, OH Econ Dev Rev Beverly
          Enterprises Inc Proj Rfdg................ 8.500    01/01/03          224,486
 2,200    Hamilton Cnty, OH Multi-Family Rev Hsg
          Garden Hill Washington Park Apts......... 7.750    10/01/21        2,227,852
 1,370    Harrison, OH Harrison Ave Kmart Proj Ser
          A........................................ 8.125    12/01/02        1,402,442
 1,000    Madison Cnty, OH Hosp Impt Rev Madison
          Cnty Hosp Proj Rfdg...................... 6.250    08/01/18          861,030
 2,465    Madison Cnty, OH Hosp Impt Rev Madison
          Cnty Hosp Proj Rfdg...................... 6.400    08/01/28        2,083,270
 5,000    Montgomery Cnty, OH Hlthcare Fac Rev Ser
          B Rfdg................................... 6.250    02/01/22        4,266,550
 3,000    Ohio St Solid Waste Rev CSC Ltd Proj..... 8.500    08/01/22        2,383,800
 2,000    Ohio St Solid Waste Rev Rep Engineered
          Steels Proj.............................. 8.250    10/01/14          400,220
 4,000    Ohio St Solid Waste Rev Rep Engineered
          Steels Proj.............................. 9.000    06/01/21          801,440
 2,000    Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev
          Coll Cleveland Elec Ser A Rfdg........... 8.000    10/01/23        2,114,180
 2,000    Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev
          Coll Toledo Edison Ser A Rfdg............ 8.000    10/01/23        2,114,180
                                                                        --------------
                                                                            38,041,890
                                                                        --------------
          OKLAHOMA  0.4%
 2,000    Oklahoma Cnty, OK Fin Auth Epworth Villa
          Proj Ser A Rfdg.......................... 7.000    04/01/25        1,924,740
 2,800    Oklahoma Dev Fin Auth Rev Hilcrest
          Hlthcare Sys Ser A Rfdg.................. 5.625    08/15/29        2,110,080
   500    Woodward, OK Muni Auth Hosp Rev.......... 8.250    11/01/09          525,280
   500    Woodward, OK Muni Auth Hosp Rev Rfdg
          (Prerefunded @ 11/01/00)................. 9.250    11/01/14          518,625
                                                                        --------------
                                                                             5,078,725
                                                                        --------------

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE
          OREGON  0.8%
$2,000    Clackamas Cnty, OR Hosp Fac Auth Rev
          Willamette View Inc Proj Ser A........... 7.500%   11/01/29   $    1,929,860
 1,000    Clatsop Care Cent Hlth Dist OR Rev Sr
          Hsg...................................... 6.000    08/01/14          870,750
 4,000    Clatsop Care Cent Hlth Dist OR Rev Sr
          Hsg...................................... 6.875    08/01/28        3,405,280
 1,745    Douglas Cnty, OR Hosp Fac Auth Rev
          Elderly Hsg Forest Glen Ser A............ 7.500    09/01/27        1,601,805
 4,000    Oregon St Hlth Hsg Edl & Cultural Facs
          Auth..................................... 7.250    06/01/28        3,721,160
                                                                        --------------
                                                                            11,528,855
                                                                        --------------
          PENNSYLVANIA  9.2%
   635    Allegheny Cnty, PA Hosp Dev Auth Rev..... 7.375    08/01/04          594,252
 1,945    Allegheny Cnty, PA Hosp Dev Auth Rev Hlth
          Fac Allegheny Vly Sch.................... 7.500    02/01/10        2,139,519
 3,120    Allegheny Cnty, PA Hosp Dev Auth Rev Hlth
          Fac Allegheny Vly Sch.................... 7.875    02/01/20        3,488,597
 2,000    Allegheny Cnty, PA Hosp Dev Hlthcare Facs
          Villa Saint Joseph....................... 6.000    08/15/28        1,617,340
 1,695    Allegheny Cnty, PA Indl Dev Auth Lease
          Rev...................................... 6.625    09/01/24        1,492,617
 6,750    Beaver Cnty, PA Indl Dev Auth Pollutn Ctl
          Rev Coll Toledo Edison Co Proj Rfdg
          (a)...................................... 7.625    05/01/20        7,041,330
 4,000    Beaver Cnty, PA Indl Dev Auth Pollutn Ctl
          Rev Coll Toledo Edison Co Proj Ser A
          Rfdg (a)................................. 7.750    05/01/20        4,253,200
 1,000    Bucks Cnty, PA Indl Dev Auth Rev First
          Mtg Hlthcare Fac Chandler................ 6.100    05/01/14          887,120
 2,500    Bucks Cnty, PA Indl Dev Auth Rev First
          Mtg Hlthcare Fac Chandler................ 6.300    05/01/29        2,105,425
 2,000    Chartiers Vly, PA Indl & Coml Dev Auth
          First Mtg Rev Rfdg....................... 7.400    12/01/15        2,008,680
 3,500    Cliff House Ctfs Tr Var Sts Ctfs Partn
          Ser A.................................... 6.625    06/01/27        3,120,005
 1,000    Crawford Cnty, PA Hosp Auth Sr Living Fac
          Rev...................................... 6.250    08/15/29          852,080
 1,000    Cumberland Cnty, PA Indl Dev Auth Rev
          First Mtg Woods Cedar Run Ser A Rfdg..... 6.500    11/01/18          863,510
 3,250    Cumberland Cnty, PA Indl Dev Auth Rev
          First Mtg Woods Cedar Run Ser A Rfdg..... 6.500    11/01/28        2,674,977
 4,000    Dauphin Cnty, PA Genl Auth Rev Hotel &
          Conf Cent Hyatt Regency.................. 6.200    01/01/29        3,504,680
 4,000    Dauphin Cnty, PA Genl Auth Rev Office &
          Pkg Forum Place Ser A.................... 6.000    01/15/25        3,526,840

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE
          PENNSYLVANIA (CONTINUED)
$5,500    Dauphin Cnty, PA Genl Auth Rev Office &
          Pkg Riverfront Office (a)................ 6.000%   01/01/25   $    4,908,695
   820    Delaware Cnty, PA Auth Rev First Mtg
          Riddle Vlg Proj (Prerefunded @
          06/01/02)................................ 8.750    06/01/10          889,798
 2,800    Delaware Cnty, PA Auth Rev First Mtg
          Riddle Vlg Proj (Prerefunded @
          06/01/02)................................ 9.250    06/01/22        3,063,956
 2,500    Delaware Cnty, PA Auth Rev First Mtg
          Riddle Vlg Proj Rfdg..................... 7.000    06/01/26        2,319,075
 2,100    Delaware Cnty, PA Auth Rev White Horse
          Vlg Ser A Rfdg........................... 7.500    07/01/18        2,103,570
 3,500    Grove City, PA Area Hosp Auth Hlth Fac
          Rev...................................... 6.625    08/15/29        2,972,515
 2,000    Harrisburg, PA Auth Office & Pkg Rev Ser
          A........................................ 6.000    05/01/19        1,801,560
 3,000    Lehigh Cnty, PA Genl Purp Auth Rev First
          Mtg Bible Fellowship Proj................ 6.000    12/15/23        2,470,380
 2,315    Lehigh Cnty, PA Genl Purp Auth Rev First
          Mtg Bible Fellowship Proj................ 8.000    12/15/23        2,561,710
 3,000    Lehigh Cnty, PA Genl Purp Auth Rev
          Kidspeace Oblig Group Rfdg............... 6.000    11/01/18        2,537,250
 4,000    Lehigh Cnty, PA Genl Purp Auth Rev
          Kidspeace Oblig Group Rfdg............... 6.000    11/01/23        3,298,760
 1,790    Lehigh Cnty, PA Indl Dev Auth Hlth Fac
          Rev Lifepath Inc Proj.................... 6.100    06/01/18        1,497,532
 3,000    Lehigh Cnty, PA Indl Dev Auth Hlth Fac
          Rev Lifepath Inc Proj.................... 6.300    06/01/28        2,431,980
 4,560    Lehigh Cnty, PA Indl Dev Auth Rev
          Rfdg (a)................................. 8.000    08/01/12        4,635,970
 3,000    Luzerne Cnty, PA Indl Dev Auth Exmpt Fac
          Rev PA Gas & Wtr Co Proj Ser A Rfdg...... 7.200    10/01/17        3,148,980
 1,800    Luzerne Cnty, PA Indl Dev Auth First Mtg
          Gross Rev Rfdg........................... 7.875    12/01/13        1,842,120
 2,500    Montgomery Cnty, PA Higher Edl & Hlth
          Auth Rev................................. 6.625    07/01/19        2,194,950
 1,000    Montgomery Cnty, PA Higher Edl & Hlth
          Auth Rev................................. 6.750    07/01/29          864,600
   379    Montgomery Cnty, PA Indl Dev Auth Rev
          First Mtg The Meadowood Corp Proj Ser A.. 9.250    12/01/00          387,224
 2,000    Montgomery Cnty, PA Indl Dev Auth Rev
          First Mtg The Meadowood Corp Proj Ser A.. 6.000    12/01/10        1,852,600

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE
          PENNSYLVANIA (CONTINUED)
$  500    Montgomery Cnty, PA Indl Dev Auth Rev
          First Mtg The Meadowood Corp Proj Ser A.. 7.000%   12/01/10   $      485,400
 1,500    Montgomery Cnty, PA Indl Dev Auth Rev
          First Mtg The Meadowood Corp Proj Ser A.. 7.250    12/01/15        1,463,970
 1,000    Montgomery Cnty, PA Indl Dev Auth Rev
          First Mtg The Meadowood Corp Proj Ser
          A........................................ 6.250    12/01/17          869,220
 4,000    Montgomery Cnty, PA Indl Dev Auth Rev
          First Mtg The Meadowood Corp Proj Ser A.. 7.400    12/01/20        3,931,800
 2,500    Montgomery Cnty, PA Indl Dev Auth Rev
          First Mtg The Meadowood Corp Proj Ser A
          (Prerefunded @ 12/01/00)................. 10.250   12/01/20        2,613,925
 3,505    Montgomery Cnty, PA Indl Dev Auth Rev
          Hlthcare Adv Geriatric Ser A............. 8.375    07/01/23        3,624,696
   645    Montgomery Cnty, PA Indl Dev Auth Rev
          Pennsburg Nursing & Rehab Cent
          (Prerefunded @ 03/31/04)................. 7.625    07/01/18          704,766
 2,660    Montgomery Cnty, PA Indl Dev Auth Rev
          Wordsworth Academy....................... 7.750    09/01/14        2,720,754
 1,930    Montgomery Cnty, PA Indl Dev Auth Rev
          Wordsworth Academy....................... 7.750    09/01/24        1,948,644
 2,200    Montgomery Cnty, PA Indl Rev GDL Farms
          Corp Proj Rfdg........................... 6.500    01/01/20        1,944,118
 2,500    Northeastern PA Hosp & Edl Auth Hlthcare
          Rev...................................... 7.125    10/01/29        2,355,350
 2,000    Pennsylvania St Higher Edl Fac Auth Rev
          Auth Allegheny Gen Hosp Ser A............ 7.125    09/01/07        1,716,000
 4,000    Philadelphia, PA Auth for Indl Dev Rev
          Coml RMK Rfdg............................ 7.750    12/01/17        4,170,400
 1,000    Philadelphia, PA Auth for Indl Dev Rev
          First Mtg Crime Prevention Assoc......... 6.125    04/01/19          906,670
    95    Philadelphia, PA Auth for Indl Dev Rev
          Long-Term Care Maplewood (Prerefunded @
          07/01/04)................................ 8.000    01/01/14          104,161
 1,500    Philadelphia, PA Hosp & Higher Edl Fac
          Auth Hosp Rev (f)........................ 7.000    07/01/05          525,000
 1,000    Philadelphia, PA Hosp & Higher Edl Fac
          Auth Hosp Rev (f)........................ 7.250    07/01/18          350,000

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE
          PENNSYLVANIA (CONTINUED)
$  900    Philadelphia, PA Hosp & Higher Edl Fac
          Auth Hosp Rev Rfdg....................... 6.500%   07/01/23   $      794,268
 1,180    Philadelphia, PA Hosp & Higher Edl Fac
          Auth Hosp Rev Rfdg....................... 6.500    07/01/27        1,033,586
 1,765    Philadelphia, PA Hosps & Higher Edl Fac
          Auth Hosp Rev Rfdg....................... 7.250    03/01/24        1,674,102
 1,465    Scranton Lackawanna, PA Hlth & Welfare
          Auth Rev Rfdg............................ 7.250    01/15/17        1,362,216
 3,100    Scranton Lackawanna, PA Hlth & Welfare
          Auth Rev Rfdg............................ 7.350    01/15/22        2,843,506
 2,400    Southern Chester Cnty, PA Hlth & Higher
          Ed Auth Mtg Rev Rfdg..................... 6.300    06/01/10        2,251,128
   250    Warren Cnty, PA Indl Dev Auth Beverly
          Enterprises Rfdg......................... 9.000    11/01/12          262,352
 2,100    Washington Cnty, PA Hosp Auth Rev
          Canonsburg Genl Hosp Rfdg................ 7.350    06/01/13        2,004,744
 2,500    Westmoreland Cnty, PA Indl Dev Auth Rev
          Hlthcare Facs Redstone Rfdg.............. 5.850    11/15/29        1,973,700
                                                                        --------------
                                                                           132,587,873
                                                                        --------------
          RHODE ISLAND  0.1%
 2,000    Rhode Island St Econ Dev Corp Rev Sub Nt
          Oblig Providence Place................... 7.250    07/01/20        1,871,480
                                                                        --------------

          SOUTH CAROLINA  1.0%
   690    Charleston Cnty, SC Hlth Fac Rev First
          Mtg Episcopal Proj Rfdg (Prerefunded @
          04/01/01)................................ 9.750    04/01/16          728,171
 3,500    Charleston Cnty, SC Indl Rev Zeigler Coal
          Hldg Rfdg................................ 6.950    08/10/28        2,823,940
   750    South Carolina Jobs Econ Dev Auth Econ
          Dev Rev Westminster Presbyterian Cent.... 6.750    11/15/10          735,195
   500    South Carolina Jobs Econ Dev Auth Econ
          Dev Rev Westminster Presbyterian Cent.... 7.500    11/15/20          489,250
   750    South Carolina Jobs Econ Dev Auth Hlth
          Fac Rev First Mtg Lutheran Homes SC Proj
          (Prerefunded @ 10/01/02)................. 8.000    10/01/22          816,075
 3,000    South Carolina Jobs Econ Dev Auth Hlth
          Facs Rev First Mtg Westley Commons
          Proj..................................... 7.750    10/01/24        2,831,130

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE

          SOUTH CAROLINA (CONTINUED)
$1,000    South Carolina Jobs Econ Dev Auth Hosp
          Facs Rev Impt Palmetto Hlth Alliance
          Ser A.................................... 7.375%   12/15/21   $      960,970
 5,095    South Carolina St Hsg Fin & Dev Auth
          Multi-Family Rev (a)..................... 6.750    05/01/28        4,745,432
                                                                        --------------
                                                                            14,130,163
                                                                        --------------
          SOUTH DAKOTA  0.5%
 2,500    Mobridge, SD Hlthcare Facs Rev Mobridge
          Regl Hosp Proj........................... 6.500    12/01/22        2,168,450
 3,000    South Dakota Hsg Dev Auth Homeownership
          Mtg Ser F................................ 5.800    05/01/28        2,812,830
 1,000    South Dakota St Hlth & Edl Fac Auth Rev
          Huron Regl Med Cent...................... 7.250    04/01/20        1,005,550
 1,600    Winner, SD Econ Dev Rev Winner Regl
          Hlthcare Cent Rfdg....................... 6.000    04/01/28        1,298,176
                                                                        --------------
                                                                             7,285,006
                                                                        --------------
          TENNESSEE  1.1%
 4,950    Chattanooga, TN Indl Dev Brd Indl Rev Dev
          Market Street Proj Rfdg.................. 7.000    12/15/12        4,781,601
 1,050    Chattanooga, TN Indl Dev Brd Indl Rev Dev
          Market Street Proj Rfdg.................. 7.000    12/15/12        1,014,279
 3,000    Elizabethton, TN Hlth & Edl Fac Brd Rev
          Rfdg..................................... 7.750    07/01/29        2,902,740
 3,500    Shelby Cnty, TN Hlth Edl & Hsg Hlthcare
          Fac Kirby Pines Ser A.................... 6.375    11/15/25        3,001,075
 2,100    Sweetwater, TN Indl Dev Brd Mtg Rev Wood
          Presbyterian Home Proj................... 7.500    01/01/18        1,918,770
 2,845    Sweetwater, TN Indl Dev Brd Mtg Rev Wood
          Presbyterian Home Proj................... 7.750    01/01/29        2,631,141
                                                                        --------------
                                                                            16,249,606
                                                                        --------------
          TEXAS  3.4%
   725    Abia Dev Corp TX Arpt Facs Rev Austin
          Belly Port Dev Proj Ser A................ 6.250    10/01/08          678,303
 3,775    Abia Dev Corp TX Arpt Facs Rev Austin
          Belly Port Dev Proj Ser A................ 6.500    10/01/23        3,350,539
 1,000    Alliance Arpt Auth Inc TX Spl Fac Rev Fed
          Express Corp Proj........................ 6.375    04/01/21          958,260
 1,700    Atlanta, TX Hosp Auth Hosp Fac Rev....... 6.750    08/01/29        1,504,279
 2,000    Austin-Bergstrom Landhost Enterprises Inc
          TX Arpt Hotel Sr Ser A................... 6.750    04/01/27        1,792,900

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE
          TEXAS (CONTINUED)
$  865    Bell Cnty, TX Hlth Fac Dev Corp Rev Hosp
          Proj..................................... 9.250%   07/01/08   $      892,360
 3,985    Bell Cnty, TX Indl Dev Corp Solid Waste
          Disposal Rev............................. 7.600    12/01/17        3,657,991
 3,000    Dallas-Fort Worth, TX Intl Arpt Joint
          Ser A.................................... 6.000    11/01/32        2,899,350
 1,000    Dallas-Fort Worth, TX Intl Arpt Joint
          Ser A.................................... 6.000    11/01/28          971,420
   500    Dallas-Fort Worth, TX Intl Arpt Fac Impt
          Corp Rev American Airls Inc.............. 7.500    11/01/25          506,420
 1,500    Dallas-Fort Worth, TX Intl Arpt Fac Impt
          Corp Rev American Airls Inc.............. 7.250    11/01/30        1,516,170
 1,250    Dallas-Fort Worth, TX Intl Arpt Fac Impt
          Corp Rev Delta Airls Inc................. 7.625    11/01/21        1,273,650
 2,665    De Soto, TX Hlth Fac Dev Park Manor
          Sr Care.................................. 7.750    12/01/16        2,675,500
 1,500    Houston, TX Arpt Sys Rev Spl Fac
          Continental Airls Ser B.................. 6.125    07/15/27        1,278,945
 1,450    Houston, TX Arpt Sys Rev Spl Fac
          Continental Airls Ser C.................. 6.125    07/15/27        1,249,885
 2,500    Lubbock, TX Hlth Facs Dev Corp Rev First
          Mtg Carillon Proj Ser A.................. 6.500    07/01/19        2,175,400
 3,400    Meadow Parc Dev Inc, TX Multi-Family Rev
          Hsg Meadow Parc Apts Proj................ 6.500    12/01/30        3,073,022
   750    North Central, TX Hlth Fac Dev Corp Rev
          Retirement Fac NW Sr Hsg Ser A........... 7.500    11/15/29          719,153
 1,000    North Central, TX Hlth Fac Dev Corp Rev
          Retirement Fac NW Sr Hsg Ser A........... 7.250    11/15/19          944,390
 3,175    Orange, TX Hsg Dev Corp Multi-Family Rev
          Hsg Vlgs At Pine Hallow.................. 8.000    03/01/28        3,088,354
 3,255    Rusk Cnty, TX Hlth Fac Corp Hosp Rev
          Henderson Mem Hosp Proj Rfdg............. 7.750    04/01/13        3,323,192
   500    San Antonio, TX Hlth Fac Dev Corp Rev
          Encore Nursing Cent Partn................ 8.250    12/01/19          523,155
 2,000    San Antonio, TX Hsg Fin Corp Multi-Family
          Hsg Rev Beverly Oaks Apts Proj Ser A..... 7.750    02/01/27        1,911,080

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE
          TEXAS (CONTINUED)
$1,960    San Antonio, TX Hsg Fin Corp Multi-Family
          Hsg Rev Marbach Manor Apts Proj Ser A.... 8.125%   06/01/27   $    1,914,018
 1,500    Tarrant Cnty, TX Hlth Fac Dev Corp Rev
          Mtg Cumberland Rest Ser A Rfdg........... 7.000    08/15/19        1,416,090
 1,401    Texas Genl Svcs Cmty Partn Interests
          Office Bldg & Land Acquisition Proj...... 7.000    08/01/24        1,430,317
 3,500    Woodhill Pub Fac Corp TX Hsg Woodhill
          Apts Proj (a)............................ 7.500    12/01/29        3,418,870
                                                                        --------------
                                                                            49,143,013
                                                                        --------------
          UTAH  0.3%
 1,500    Carbon Cnty, UT Solid Waste Disposal Rev
          Laidlaw Environmental Ser A Rfdg......... 7.450    07/01/17        1,338,645
   500    Hildale, UT Elec Rev Gas Turbine Elec Fac
          Proj..................................... 7.600    09/01/06          470,495
 1,000    Hildale, UT Elec Rev Gas Turbine Elec Fac
          Proj..................................... 7.800    09/01/15          909,800
 1,000    Tooele Cnty, UT Pollutn Ctl Rev Laidlaw
          Environmental Ser A Rfdg................. 7.550    07/01/27          140,390
 2,000    Utah St Hsg Fin Agy Rev RHA Cmnty Svcs
          Proj Ser A............................... 6.875    07/01/27        1,824,780
                                                                        --------------
                                                                             4,684,110
                                                                        --------------
          VERMONT  0.9%
 1,500    Vermont Econ Dev Auth Rev Mtg Wake Robin
          Corp Proj Ser B.......................... 6.750    03/01/29        1,338,930
 2,050    Vermont Edl & Hlth Bldgs Fin Agy Rev..... 6.500    10/01/14        1,989,443
 4,130    Vermont Edl & Hlth Bldgs Fin Agy Rev..... 6.625    10/01/29        3,888,849
 3,000    Vermont Edl & Hlth Bldgs Fin Agy Rev
          Hlthcare Fac Copley Manor Proj........... 6.250    04/01/29        2,515,110
   535    Vermont Edl & Hlth Bldgs Fin Agy Rev VT
          Council Dev Mental Hlth Ser A............ 6.000    12/15/09          491,296
 1,030    Vermont Edl & Hlth Bldgs Fin Agy Rev VT
          Council Dev Mental Hlth Ser A............ 6.125    12/15/14          908,769
 1,375    Vermont Edl & Hlth Bldgs Fin Agy Rev VT
          Council Dev Mental Hlth Ser A............ 6.250    12/15/19        1,183,834
                                                                        --------------
                                                                            12,316,231
                                                                        --------------

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE
          VIRGINIA  2.3%
$2,955    Alexandria, VA Indl Dev Auth Rev Saint
          Coletta Sch Proj......................... 7.750%   10/15/26   $    2,880,209
   235    Alexandria, VA Indl Dev Auth Rev Saint
          Coletta Sch Proj......................... 7.750    10/15/26          226,037
 6,600    Alexandria, VA Redev & Hsg Auth 3001 Pk
          Cent Apts Ser A Rfdg (a)................. 6.375    04/01/34        5,923,434
   380    Covington-Alleghany Cnty, VA Indl Dev
          Auth Beverly Enterprises Inc Proj Rfdg... 9.375    09/01/01          384,412
 2,000    Dulles Town Cent Cmnty Dev Auth Dulles
          Town Cent Proj........................... 6.250    03/01/26        1,835,200
 3,000    Fairfax Cnty, VA Redev & Hsg Auth Multi-
          Family Hsg Rev........................... 7.600    10/01/36        3,092,700
   345    Greensville Cnty, VA Indl Dev Auth Rev
          Wheeling Steel Proj Ser A................ 6.375    04/01/04          329,751
   800    Greensville Cnty, VA Indl Dev Auth Rev
          Wheeling Steel Proj Ser A................ 7.000    04/01/14          717,672
 2,550    Hampton, VA Redev & Hsg Auth Rev First
          Mtg Olde Hampton Ser A Rfdg.............. 6.500    07/01/16        2,329,119
 1,161    Henry Cnty, VA Indl Dev Auth Indl Dev Rev
          5Bs Inc Proj Ser A....................... 7.400    09/01/17        1,126,476
 1,500    Hopewell, VA Indl Dev Auth Res Recovery
          Rev Stone Container Corp Proj Rfdg....... 8.250    06/01/16        1,554,375
 4,000    Peninsula Ports Auth VA Rev Port Fac
          Zeigler Coal Rfdg........................ 6.900    05/02/22        3,239,200
 1,000    Pittsylvania Cnty, VA Indl Dev Auth Rev
          Exmpt Fac Ser A.......................... 7.450    01/01/09        1,017,230
 5,980    Richmond, VA Redev & Hsg Auth Multi-
          Family Rev Ser A Rfdg (Var Rate Cpn)..... 7.500    12/15/21        5,927,376
   855    Virginia Small Business Fing Indl Dev SIL
          Clean Wtr Proj (a)....................... 7.250    11/01/09          842,987
 1,700    Virginia Small Business Fing Indl Dev SIL
          Clean Wtr Proj (a)....................... 7.250    11/01/24        1,657,194
                                                                        --------------
                                                                            33,083,372
                                                                        --------------
          WASHINGTON  0.7%
 1,900    King Cnty, WA Hsg Auth Hsg Rev Colonial
          Gardens Apts Proj........................ 6.200    07/01/29        1,688,587
   600    King Cnty, WA Pub Hosp Dist No 004
          Snoqualmie Vly Hosp...................... 7.000    12/01/11          588,660
   400    King Cnty, WA Pub Hosp Dist No 004
          Snoqualmie Vly Hosp...................... 7.250    12/01/15          387,904

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE
          WASHINGTON (CONTINUED)
$2,500    Spokane Cnty, WA Indl Dev Corp Solid
          Waste Disp Rev........................... 7.600%   03/01/27   $    2,564,825
   235    Tacoma, WA Hsg Auth Rev Hsg Wedgewood
          Homes Proj, 144A (e)..................... 6.000    01/01/28          205,338
   500    Tacoma, WA Hsg Auth Rev Hsg Wedgewood
          Homes Proj, 144A (e)..................... 6.000    02/01/28          436,805
 1,000    Tacoma, WA Hsg Auth Rev Hsg Wedgewood
          Homes Proj, 144A (e)..................... 6.000    03/01/28          873,360
 1,680    Tacoma, WA Hsg Auth Rev Hsg Wedgewood
          Homes Proj, 144A (e)..................... 6.000    04/01/28        1,467,060
 1,000    Vancouver, WA Hsg Auth Rev Hsg Maple
          Knoll Apts Proj.......................... 6.000    10/01/17          923,940
 1,000    Vancouver, WA Hsg Auth Rev Hsg Maple
          Knoll Apts Proj.......................... 6.200    10/01/27          906,390
                                                                        --------------
                                                                            10,042,869
                                                                        --------------
          WEST VIRGINIA  0.3%
 1,250    Randolph Cnty, WV Bldg Comm Rev Crossover
          Elkins Regl Proj Rfdg.................... 6.125    07/01/23        1,043,825
   475    Randolph Cnty, WV Bldg Comm Rev Davis Mem
          Hosp Proj Ser A Rfdg & Impt (Prerefunded
          @ 11/01/01).............................. 7.650    11/01/21          498,094
 2,540    Weirton, WV Pollutn Ctl Rev Weirton Steel
          Proj Rfdg................................ 8.625    11/01/14        2,492,604
                                                                        --------------
                                                                             4,034,523
                                                                        --------------
          WISCONSIN  1.5%
 2,590    Baldwin, WI Hosp Rev Mtg Ser A........... 6.375    12/01/28        2,247,809
   265    Wisconsin Hsg & Econ Dev Auth
          Homeownership Rev Ser F.................. 7.550    07/01/26          270,931
 6,725    Wisconsin St Hlth & Edl Fac Auth Rev
          Auroro Hlthcare Inc Ser A................ 5.600    02/15/29        5,263,994
 2,250    Wisconsin St Hlth & Edl Fac Auth Rev
          Clement Manor Rfdg....................... 5.750    08/15/24        1,782,720
 3,000    Wisconsin St Hlth & Edl Fac Auth Rev Fh
          Hlthcare Dev Inc Proj.................... 6.250    11/15/20        2,614,980
   635    Wisconsin St Hlth & Edl Fac Auth Rev Hess
          Mem Hosp Assn (ACA Insd)................. 7.200    11/01/05          653,110

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2000 (Unaudited)

  PAR
AMOUNT                                                                      MARKET
 (000)                   DESCRIPTION                COUPON   MATURITY       VALUE
          WISCONSIN (CONTINUED)
$2,000    Wisconsin St Hlth & Edl Facs Auth Rev
          Hess Memorial Hosp Assn (ACA Insd)....... 7.875%   11/01/22   $    2,189,920
 2,490    Wisconsin St Hlth & Edl Fac Auth Rev Natl
          Regency of New Berlin Proj............... 8.000    08/15/25        2,570,975
 3,000    Wisconsin St Hlth & Edl Milwaukee
          Catholic Home Proj....................... 7.500    07/01/26        3,014,370
   500    Wisconsin St Hlth & Edl Rev Mem Hosp At
          Oconomowoc Inc Proj...................... 6.350    07/01/17          521,855
                                                                        --------------
                                                                            21,130,664
                                                                        --------------
          WYOMING  0.2%
 2,335    Wyoming Cmnty Dev Auth Hsg Rev........... 6.250    06/01/27        2,290,261
                                                                        --------------

          U. S. VIRGIN ISLANDS  0.2%
 1,965    University of Virgin Islands Pub Fin Auth
          Ser A (Prerefunded @ 10/01/04)........... 7.650    10/01/14        2,196,752
                                                                        --------------

TOTAL LONG-TERM INVESTMENTS  95.6%
  (Cost $1,449,226,836)..............................................    1,370,438,052

SHORT-TERM INVESTMENTS  3.0%
  (Cost $43,160,000).................................................       43,160,000
                                                                        --------------

TOTAL INVESTMENTS  98.6%
  (Cost $1,492,386,836)..............................................    1,413,598,052

OTHER ASSETS IN EXCESS OF LIABILITIES  1.4%..........................       20,081,105
                                                                        --------------

NET ASSETS 100.0%....................................................   $1,433,679,157
                                                                        ==============

*  Zero coupon bond
(a) Assets segregated as collateral for when-issued or delayed delivery purchase commitments.
(b) Securities purchased on a when-issued or delayed delivery basis.
(c) Interest is accruing at less than the stated coupon.
(d) Payment-in-kind security.
(e) 144A/Private Placement securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally transactions with qualified institutional buyers.
(f) Non-income producing security.
(g) Interest only strip.

ACA--American Capital Access
FGIC--Financial Guaranty Insurance Company
FNMA--Federal National Mortgage Association
LOC--Letter of Credit
MBIA--Municipal Bond Investors Assurance Corp.

                                               See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
May 31, 2000 (Unaudited)

ASSETS:
Total Investments (Cost $1,492,386,836).....................  $1,413,598,052
Cash........................................................          53,811
Receivables:
  Interest..................................................      30,874,685
  Fund Shares Sold..........................................       2,896,266
  Investments Sold..........................................       2,863,818
Other.......................................................          88,023
                                                              --------------
    Total Assets............................................   1,450,374,655
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       7,320,092
  Income Distributions......................................       3,968,487
  Fund Shares Repurchased...................................       3,751,402
  Distributor and Affiliates................................         712,137
  Investment Advisory Fee...................................         638,345
Trustees' Deferred Compensation and Retirement Plans........         202,238
Accrued Expenses............................................         102,797
                                                              --------------
    Total Liabilities.......................................      16,695,498
                                                              --------------
NET ASSETS..................................................  $1,433,679,157
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $1,517,856,254
Accumulated Undistributed Net Investment Income.............       1,638,900
Accumulated Net Realized Loss...............................      (7,027,213)
Net Unrealized Depreciation.................................     (78,788,784)
                                                              --------------
NET ASSETS..................................................  $1,433,679,157
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $942,111,040 and 89,376,657 shares of
    beneficial interest issued and outstanding).............  $        10.54
    Maximum sales charge (4.75%* of offering price).........             .53
                                                              --------------
    Maximum offering price to public........................  $        11.07
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $370,308,015 and 35,159,018 shares of
    beneficial interest issued and outstanding).............  $        10.53
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $121,260,102 and 11,524,945 shares of
    beneficial interest issued and outstanding).............  $        10.52
                                                              ==============

* On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements

Statement of Operations
For the Six Months Ended May 31, 2000 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 52,280,879
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     3,839,264
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $1,165,142, $1,972,003 and $595,956,
  respectively).............................................     3,733,101
Shareholder Services........................................       436,455
Trustees' Fees and Related Expenses.........................        51,216
Custody.....................................................        41,332
Legal.......................................................        21,960
Other.......................................................       313,321
                                                              ------------
    Total Expenses..........................................     8,436,649
    Less Credits Earned on Cash Balances....................         4,740
                                                              ------------
    Net Expenses............................................     8,431,909
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 43,848,970
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $  2,058,078
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (20,127,531)
  End of the Period.........................................   (78,788,784)
Net Unrealized Depreciation During the Period...............   (58,661,253)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(56,603,175)
                                                              ============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $(12,754,205)
                                                              ============

                                               See Notes to Financial Statements

Statement of Changes in Net Assets
For the Six Months Ended May 31, 2000 and the Year Ended November 30, 1999 (Unaudited)

                                                     SIX MONTHS
                                                       ENDED            YEAR ENDED
                                                    MAY 31, 2000     NOVEMBER 30, 1999
                                                   -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income............................  $   43,848,970     $   84,903,528
Net Realized Gain................................       2,058,078          6,456,181
Net Unrealized Depreciation During the Period....     (58,661,253)      (101,332,627)
                                                   --------------     --------------
Change in Net Assets from Operations.............     (12,754,205)        (9,972,918)
                                                   --------------     --------------

Distributions from Net Investment Income:
  Class A Shares.................................     (29,304,075)       (54,739,327)
  Class B Shares.................................     (10,897,856)       (22,510,591)
  Class C Shares.................................      (3,280,057)        (5,939,920)
                                                   --------------     --------------
Total Distributions..............................     (43,481,988)       (83,189,838)
                                                   --------------     --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.....................................     (56,236,193)       (93,162,756)
                                                   --------------     --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold........................     191,452,149        354,696,692
Net Asset Value of Shares Issued Through Dividend
  Reinvestment...................................      20,638,463         37,916,959
Cost of Shares Repurchased.......................    (233,592,576)      (255,511,932)
                                                   --------------     --------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS...     (21,501,964)       137,101,719
                                                   --------------     --------------
TOTAL INCREASE/DECREASE IN NET ASSETS............     (77,738,157)        43,938,963
NET ASSETS:
Beginning of the Period..........................   1,511,417,314      1,467,478,351
                                                   --------------     --------------
End of the Period (Including accumulated
  undistributed net investment income of
  $1,638,900 and $1,271,918, respectively).......  $1,433,679,157     $1,511,417,314
                                                   ==============     ==============

See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED. (UNAUDITED)

                                    SIX MONTHS           YEAR ENDED NOVEMBER 30,
         CLASS A SHARES               ENDED       -------------------------------------
                                   MAY 31, 2000    1999      1998      1997      1996
                                   ----------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.........................    $10.956      $11.664   $11.454   $11.139   $11.180
                                     -------      -------   -------   -------   -------
Net Investment Income............       .338         .686      .699      .729      .735
Net Realized and Unrealized
  Gain/Loss......................      (.417)       (.720)     .217      .312     (.041)
                                     -------      -------   -------   -------   -------
Total from Investment
  Operations.....................      (.079)       (.034)     .916     1.041      .694
Less Distributions from and in
  Excess of Net Investment
  Income.........................       .336         .674      .706      .726      .735
                                     -------      -------   -------   -------   -------
NET ASSET VALUE, END OF THE
  PERIOD.........................    $10.541      $10.956   $11.664   $11.454   $11.139
                                     =======      =======   =======   =======   =======

Total Return (a).................      -.76%*       -.37%     8.28%     9.63%     6.47%
Net Assets at End of the Period
  (In millions)..................    $ 942.1      $ 970.0   $ 905.0   $ 779.9   $ 621.0
Ratio of Expenses to Average Net
  Assets (b).....................       .90%         .90%      .91%      .95%     1.01%
Ratio of Net Investment Income to
  Average Net Assets (b).........      6.32%        6.03%     6.01%     6.50%     6.64%
Portfolio Turnover...............         8%*         22%       26%       29%       23%

 *  Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge ("CDSC"). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower.

(b) For the years ended November 30, 1996 and 1997, the impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to Van Kampen's reimbursement of certain expenses was less than 0.01%.

                                               See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED. (UNAUDITED)

                                   SIX MONTHS            YEAR ENDED NOVEMBER 30,
         CLASS B SHARES              ENDED       ----------------------------------------
                                  MAY 31, 2000    1999       1998       1997       1996
                                  -------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD....................    $10.946      $11.658    $11.452    $11.136    $11.180
                                    -------      -------    -------    -------    -------
Net Investment Income...........       .297         .606       .612       .645       .653
Net Realized and Unrealized
  Gain/Loss.....................      (.417)       (.728)      .216       .313      (.046)
                                    -------      -------    -------    -------    -------
Total from Investment
  Operations....................      (.120)       (.122)      .828       .958       .607
Less Distributions from and in
  Excess of Net Investment
  Income........................       .294         .590       .622       .642       .651
                                    -------      -------    -------    -------    -------
NET ASSET VALUE, END OF THE
  PERIOD........................    $10.532      $10.946    $11.658    $11.452    $11.136
                                    =======      =======    =======    =======    =======

Total Return (a)................     -1.15%*      -1.11%      7.41%      8.82%      5.67%
Net Assets at End of the Period
  (In millions).................    $ 370.3      $ 416.2    $ 451.9    $ 425.6    $ 323.8
Ratio of Expenses to Average Net
  Assets (b)....................      1.65%        1.66%      1.67%      1.71%      1.77%
Ratio of Net Investment Income
  to Average Net Assets (b).....      5.56%        5.27%      5.26%      5.74%      5.88%
Portfolio Turnover..............         8%*         22%        26%        29%        23%

 * Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining thereafter to 0% after the fifth year. If the sales charge was included, total returns would be lower.

(b) For the years ended November 30, 1996 and 1997, the impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to Van Kampen's reimbursement of certain expenses was less than 0.01%.

See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED. (UNAUDITED)

                                   SIX MONTHS            YEAR ENDED NOVEMBER 30,
         CLASS C SHARES              ENDED       ----------------------------------------
                                  MAY 31, 2000    1999       1998       1997       1996
                                  -------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD....................    $10.934      $11.646    $11.440    $11.126    $11.170
                                    -------      -------    -------    -------    -------
Net Investment Income...........       .298         .595       .613       .644       .652
Net Realized and Unrealized
  Gain/Loss.....................      (.416)       (.717)      .215       .312      (.045)
                                    -------      -------    -------    -------    -------
Total from Investment
  Operations....................      (.118)       (.122)      .828       .956       .607
Less Distributions from and in
  Excess of Net Investment
  Income........................       .294         .590       .622       .642       .651
                                    -------      -------    -------    -------    -------
NET ASSET VALUE, END OF THE
  PERIOD........................    $10.522      $10.934    $11.646    $11.440    $11.126
                                    =======      =======    =======    =======    =======

Total Return (a)................     -1.06%*      -1.20%      7.42%      8.82%      5.68%
Net Assets at End of the Period
  (In millions).................    $ 121.3      $ 125.2    $ 110.6    $  91.3    $  50.0
Ratio of Expenses to Average
  Net Assets (b)................      1.65%        1.65%      1.67%      1.70%      1.77%
Ratio of Net Investment Income
  to Average Net Assets (b).....      5.56%        5.27%      5.25%      5.69%      5.86%
Portfolio Turnover..............         8%*         22%        26%        29%        23%

* Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower.

(b) For the years ended November 30, 1996 and 1997, the impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to Van Kampen's reimbursement of certain expenses was less than 0.01%.

                                               See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

May 31, 2000 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen High Yield Municipal Fund (the "Fund") is organized as a series of the Van Kampen Tax-Exempt Trust, a Delaware business trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek to provide investors with as high a level of interest income exempt from federal income tax as is consistent with the investing policies of the Fund. The Fund's investment advisor generally seeks to achieve the Fund's investment objective by investing primarily in a portfolio of medium- and lower-grade municipal securities. The Fund commenced investment operations on January 2, 1986. The distribution of the Fund's Class B and Class C shares commenced on July 20, 1992 and December 10, 1993, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

    The Fund's investments include lower-rated and unrated debt securities which may be more susceptible to adverse economic conditions than investment grade holdings. These securities are often subordinated to the prior claims of other senior lenders and uncertainties exist as to an issuer's ability to meet principal and interest payments. Securities rated below investment grade and comparable unrated securities represented approximately 68% of the Fund's investment portfolio at the end of the period.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis,

NOTES TO
FINANCIAL STATEMENTS

May 31, 2000 (Unaudited)

with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management Inc. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt securities. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and original issue discount is accreted over the life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At November 30, 1999, the Fund had an accumulated capital loss carryforward for tax purposes of $9,025,107 which expires between November 30, 2003 and November 30, 2005. Net realized gains or losses differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

    At May 31, 2000, for federal income tax purposes, cost of long- and short-term investments is $1,492,447,386; the aggregate gross unrealized appreciation is $18,659,998 and the aggregate gross unrealized depreciation is $97,509,332, resulting in net unrealized depreciation on long- and short-term investments of $78,849,334.

NOTES TO
FINANCIAL STATEMENTS

May 31, 2000 (Unaudited)

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually.

    Due to inherent differences in the recognition of expenses under generally accepted accounting principles and federal income tax purposes, the amount of distributed net investment income may differ for a particular period. These differences are temporary in nature, but may result in book basis distribution in excess of net investment income for certain periods.

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser and Van Kampen Advisors Inc. (the "Subadvisers") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

                  AVERAGE DAILY NET ASSETS                    % PER ANNUM
First $300 million..........................................   .60 of 1%
Next $300 million...........................................   .55 of 1%
Over $600 million...........................................   .50 of 1%

    For the six months ended May 31, 2000, the Fund recognized expenses of approximately $22,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    For the six months ended May 31, 2000, the Fund recognized expenses of approximately $41,500 representing Van Kampen Funds Inc. or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund.

    Van Kampen Investor Services Inc., an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended May 31, 2000, the Fund recognized expenses of approximately $329,400. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees and are based on competitive market benchmarks.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable for a ten-year period and are

NOTES TO
FINANCIAL STATEMENTS

May 31, 2000 (Unaudited)

based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At May 31, 2000, capital aggregated $999,713,594, $389,742,179 and $128,400,481 for Classes A, B, and C, respectively. For the six months ended May 31, 2000, transactions were as follows:

                                                            SHARES           VALUE
Sales:
  Class A.............................................     13,030,761    $ 138,891,902
  Class B.............................................      3,161,290       33,588,704
  Class C.............................................      1,782,887       18,971,543
                                                          -----------    -------------
Total Sales...........................................     17,974,938    $ 191,452,149
                                                          ===========    =============
Dividend Reinvestment:
  Class A.............................................      1,332,504    $  14,216,824
  Class B.............................................        435,656        4,646,014
  Class C.............................................        166,723        1,775,625
                                                          -----------    -------------
Total Dividend Reinvestments..........................      1,934,883    $  20,638,463
                                                          ===========    =============
Repurchases:
  Class A.............................................    (13,527,143)   $(144,539,818)
  Class B.............................................     (6,462,133)     (68,961,254)
  Class C.............................................     (1,873,123)     (20,091,504)
                                                          -----------    -------------
Total Repurchases.....................................    (21,862,399)   $(233,592,576)
                                                          ===========    =============

NOTES TO
FINANCIAL STATEMENTS

May 31, 2000 (Unaudited)

    At November 30, 1999, capital aggregated $991,144,686, $420,468,715 and
$127,744,817 for Classes A, B, and C, respectively. For the year ended November 30, 1999, transactions were as follows:

                                                            SHARES           VALUE
Sales:
  Class A...............................................   20,648,778    $ 233,722,916
  Class B...............................................    7,393,673       83,518,334
  Class C...............................................    3,318,976       37,455,442
                                                          -----------    -------------
Total Sales.............................................   31,361,427    $ 354,696,692
                                                          ===========    =============
Dividend Reinvestment:
  Class A...............................................    2,220,022    $  25,257,877
  Class B...............................................      836,714        9,525,387
  Class C...............................................      276,072        3,133,695
                                                          -----------    -------------
Total Dividend Reinvestments............................    3,332,808    $  37,916,959
                                                          ===========    =============
Repurchases:
  Class A...............................................  (11,909,062)   $(135,612,380)
  Class B...............................................   (8,967,116)    (101,266,235)
  Class C...............................................   (1,644,564)     (18,633,317)
                                                          -----------    -------------
Total Repurchases.......................................  (22,520,742)   $(255,511,932)
                                                          ===========    =============

    Class B and C shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). Class B shares purchased on or after June 1, 1996, and any dividend reinvestment Class B shares received thereon, automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. Class B shares purchased before June 1, 1996, and any dividend reinvestment Class B shares received thereon, automatically convert to Class A shares six years after the end of the calendar month in which the shares were purchased. For the six months ended May 31, 2000 and the year ended November 30, 1999, 4,608,001 and 4,200,418 Class B shares automatically converted to Class A shares, respectively, and are shown in the above tables as sales of Class A shares and repurchases of Class B shares. Class C shares purchased before January 1, 1997, and any dividend reinvestment plan C shares received thereon, automatically convert to Class A shares ten years after the end of the calendar month in which the shares are purchased. Class C shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended May 31, 2000, no Class C shares converted to Class A shares. The CDSC will be imposed on most redemptions

NOTES TO
FINANCIAL STATEMENTS

May 31, 2000 (Unaudited)

made within five years of the purchase for Class B shares and one year of the purchase for Class C shares as detailed in the following schedule.

                                                                CONTINGENT DEFERRED
                                                                    SALES CHARGE
                                                                 AS A PERCENTAGE OF
                                                                   DOLLAR AMOUNT
                                                                 SUBJECT TO CHARGE
                                                             --------------------------
                    YEAR OF REDEMPTION                       CLASS B            CLASS C
First......................................................   4.00%              1.00%
Second.....................................................   4.00%               None
Third......................................................   3.00%               None
Fourth.....................................................   2.50%               None
Fifth......................................................   1.50%               None
Sixth and Thereafter.......................................    None               None

    For the six months ended May 31, 2000, Van Kampen, as distributor for the Fund, received net commissions on sales of the Fund's Class A shares of approximately $78,000 and CDSC on the redeemed shares of Classes B and C of approximately $504,600. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $107,104,675 and $152,945,846, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    The Fund may invest in future contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures on U.S. Treasury Bonds and the Municipal Bond Index and typically closes the contract

NOTES TO
FINANCIAL STATEMENTS

May 31, 2000 (Unaudited)

prior to the delivery date. These contracts are generally used to manage the portfolio's effective maturity and duration.

    Upon entering into future contracts, the Fund maintains, in a segregated account with its custodian, cash or liquid securities with a value equal to its obligation under the futures contracts. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin).

    There were no transactions in futures contracts during the period ended May 31, 2000.

6. DISTRIBUTION AND SERVICE PLANS

The Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Fund's shares, ongoing shareholder services and maintenance of shareholder accounts.

    Annual fees under the Plans of up to .25% for Class A net assets and 1.00% each for Class B and Class C net assets are accrued daily. Included in these fees for the six months ended May 31, 2000, are payments retained by Van Kampen of approximately $1,437,700.

7. BORROWINGS

In accordance with its investment policies, the Fund may borrow from banks for temporary purposes and is subject to certain other customary restrictions. Effective November 30, 1999, the Fund, in conjunction with certain other funds of Van Kampen, has entered in to a $650,000,000 committed line of credit facility with a group of banks which expires on November 28, 2000, but is renewable with the consent of the participating banks. Each Fund is permitted to utilize the facility in accordance with the restrictions of its prospectus. In the event the demand for the credit facility meets or exceeds $650 million on a complex-wide basis, each Fund will be limited to its pro-rata percentage based on the net assets of each participating fund. Interest on borrowings is charged under the agreement at a rate of 0.50% above the federal funds rate per annum. An annual commitment fee of 0.09% per annum is charged on the unused portion of the credit facility, which each fund incurs based on its pro-rate percentage of quarterly net assets. The Fund has not borrowed against the credit facility during the period.

           VAN KAMPEN FUNDS

THE VAN KAMPEN
FAMILY OF FUNDS

Growth

   Aggressive Growth
   American Value*
   Emerging Growth
   Enterprise
   Equity Growth
   Focus Equity
   Growth*
   Mid Cap Growth
   Pace
   Select Growth
   Small Cap Value
   Tax Managed Equity Growth
   Technology

Growth and Income

   Comstock
   Equity Income
   Growth and Income
   Harbor
   Real Estate Securities
   Utility
   Value

Global/International

   Asian Growth
   Emerging Markets
   European Equity
   Global Equity
   Global Equity Allocation
   International Magnum
   Latin American
   Strategic Income
   Tax Managed Global Franchise
   Worldwide High Income

Income

   Corporate Bond
   Government Securities
   High Income Corporate Bond
   High Yield
   High Yield & Total Return
   Limited Maturity Government
   U.S. Government
   U.S. Government Trust for Income

Capital Preservation

   Reserve
   Tax Free Money

Senior Loan

   Prime Rate Income Trust
   Senior Floating Rate

Tax Free

   California Insured Tax Free
   Florida Insured Tax Free Income
   High Yield Municipal**
   Insured Tax Free Income
   Intermediate Term Municipal
     Income
   Municipal Income
   New York Tax Free Income
   Pennsylvania Tax Free Income
   Tax Free High Income

To find out more about any of these funds, ask your financial advisor for a prospectus, which contains more complete information, including sales charges, risks, and ongoing expenses. Please read it carefully before you invest or send money.

To view a current Van Kampen fund prospectus or to receive additional fund information, choose from one of the following:

- visit our Web site at
  WWW.VANKAMPEN.COM--
  to view a prospectus, select
  Download Prospectus                                            [COMPUTER ICON]

- call us at 1-800-341-2911
  weekdays from 7:00 a.m. to 7:00 p.m.
  Central time. Telecommunications
  Device for the Deaf users, call
  1-800-421-2833.

                                                                    [PHONE ICON]

- e-mail us by visiting
  WWW.VANKAMPEN.COM and
  selecting Contact Us

                                                            [MAIL ICON]

 * Closed to new investors

** Open to new investors for a limited time

FUND OFFICERS AND IMPORTANT ADDRESSES
VAN KAMPEN HIGH YIELD MUNICIPAL FUND

BOARD OF TRUSTEES
J. MILES BRANAGAN
JERRY D. CHOATE
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
PHILLIP B. ROONEY
FERNANDO SISTO
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS
RICHARD F. POWERS, III*
   President

STEPHEN L. BOYD*
   Executive Vice President and
   Chief Investment Officer

A. THOMAS SMITH III*
   Vice President and Secretary

JOHN L. SULLIVAN*
   Vice President, Treasurer and
   Chief Financial Officer

RICHARD A. CICCARONE*
WAYNE D. GODLIN*
JOHN R. REYNOLDSON*
MICHAEL H. SANTO*
JOHN H. ZIMMERMANN, III*
   Vice Presidents

INVESTMENT ADVISER
VAN KAMPEN ASSET MANAGEMENT INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

INVESTMENT SUBADVISER
VAN KAMPEN ADVISORS INC.
40 Broad Street, Suite 915
Boston, Massachusetts 02109

DISTRIBUTOR
VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT
VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 218256
Kansas City, Missouri 64121-8256

CUSTODIAN
STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02105

LEGAL COUNSEL
SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS(1)
ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

(1) Independent auditors for the Fund perform an annual audit of the Fund's financial statements. The Board of Trustees has engaged Ernst & Young LLP to be the Fund's independent auditors. PricewaterhouseCoopers LLP has ceased being the Fund's independent auditors effective May 18, 2000. The cessation of the client-auditor relationship between the Fund and PricewaterhouseCoopers was based solely on a possible future business relationship by PricewaterhouseCoopers with an affiliate of the Fund's investment adviser.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

(C)  Van Kampen Funds Inc., 2000. All rights reserved.

(SM) denotes a service mark of Van Kampen Funds Inc.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless it has been preceded or is accompanied by an effective prospectus of the Fund which contains additional information on how to purchase shares, the sales charges on shares of the Fund, and other pertinent data. After October 31, 2000, the report, if used with prospective investors, must be accompanied by a quarterly performance update.

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